As filed with the Securities and Exchange Commission on October 8, 2004
                                                              File No. 002-78020
                                                                       811-03488
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 43                                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 76                                                      |X|
                        (Check appropriate box or boxes.)

                              ----------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)


                              ----------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)


                              ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)


                              ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

          It is proposed that this filing will become effective (check appropriate box)
          [X] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on ____________ pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485

          If appropriate, check the following box:
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              ----------------------

           Title of Securities Being Registered: Deferred variable and fixed annuity contracts

================================================================================

                                     PART A

             VERSIONS A, B AND C ARE NOT AFFECTED BY THIS AMENDMENT.

                                                                     [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

PROSPECTUS                                                       OCTOBER 8, 2004


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series

   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Oakhurst Value Equity Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 8, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHOENIX LIFE INSURANCE COMPANY
                                                                 ANNUITY OPERATIONS DIVISION
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] TELEPHONE NUMBER 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8

THE VARIABLE ACCUMULATION ANNUITY.........................    9

PHOENIX AND THE SEPARATE ACCOUNT .........................    9
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    9
GIA.......................................................   10
PURCHASE OF CONTRACTS.....................................   10

DEDUCTIONS AND CHARGES....................................   11
   Annual Administrative Charge...........................   11
   Daily Administrative Fee...............................   11
   Guaranteed Minimum Income Benefit Rider Fee............   11
   Guaranteed Minimum Accumulation Benefit Fee............   11
   Mortality and Expense Risk Fee.........................   11
   Tax....................................................   12
   Transfer Charge........................................   12
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   12
   Other Charges..........................................   12

THE ACCUMULATION PERIOD...................................   12
   Accumulation Units.....................................   12

   Accumulation Unit Values...............................   13
   Transfers .............................................   13
   Disruptive Trading and Market Timing...................   14
   Optional Programs and Riders...........................   15
   Surrender of Contract; Partial Withdrawals.............   18
   Contract Termination...................................   19
   Payment Upon Death Before Maturity Date ...............   19
THE ANNUITY PERIOD........................................   21
   Annuity Payments.......................................   21
   Annuity Payment Options ...............................   21
   Other Conditions.......................................   23
   Payment Upon Death After Maturity......................   23
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   23
   Valuation Date.........................................   23
   Valuation Period.......................................   23
   Accumulation Unit Value................................   23
   Net Investment Factor..................................   23
MISCELLANEOUS PROVISIONS..................................   24
   Assignment.............................................   24
   Death Benefit..........................................   24
   Payment Deferral.......................................   24
   Free Look Period.......................................   24
   Amendments to Contracts................................   24
   Substitution of Fund Shares............................   24
   Ownership of the Contract..............................   24
FEDERAL INCOME TAXES......................................   24
   Introduction...........................................   24
   Income Tax Status......................................   25
   Taxation of Annuities in General--Nonqualified Plans...   25
   Additional Considerations..............................   26
   Owner Control..........................................   27
   Diversification Standards .............................   27
   Taxation of Annuities in General--Qualified Plans......   28
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   31
SERVICING AGENT...........................................   31
STATE REGULATION..........................................   31
REPORTS...................................................   31
VOTING RIGHTS.............................................   31
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   32
LEGAL MATTERS.............................................   32
SAI TABLE OF CONTENTS.....................................   32

APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

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CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Age of Premium Payment in Complete Years 0.....       7%
       Age of Premium Payment in Complete Years 1.....       6%
       Age of Premium Payment in Complete Years 2.....       5%
       Age of Premium Payment in Complete Years 3.....       4%
       Age of Premium Payment in Complete Years 4.....       3%
       Age of Premium Payment in Complete Years 5.....       2%         These tables describe the fees and expenses that you will
       Age of Premium Payment in Complete Years 6.....       1%         pay at the time that you purchase the contract, surrender
       Age of Premium Payment in Complete Years 7+....     None         the contract or transfer value between the subaccounts.
                                                                        State premium taxes may also be deducted.

    Transfer Charge (1)
       Current .......................................     None
       Maximum........................................     $20
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ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................     $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
Guaranteed annuitization value)
    Maximum...........................................    .60%

GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB) FEE (4) (as a percentage of the of the
Guaranteed Amount and contract value)
    Maximum...........................................   1.00%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of                    These tables describe the fees and expenses that you will
average account value)                                                  pay periodically during the time that you own the contract, not including annual fund fees and expenses.
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   .975%
    Daily Administrative Fee..........................   .125%
                                                       -------
    Total Annual Separate Account Expenses............  1.100%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................  1.125%
    Daily Administrative Fee..........................   .125%
                                                       -------
    Total Annual Separate Account Expenses............  1.250%


    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (5)
    ------------------------------------------

    Mortality and Expense Risk Fee....................  1.275%
    Daily Administrative Fee..........................   .125%
                                                       -------
    Total Annual Separate Account Expenses............  1.400%
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ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/03, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)..... 0.30%        5.73%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from the investment options selected. See "Deductions and Charges."

(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs and Riders."


(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."

(5)  This death benefit option is subject to state approval.

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EXPENSE EXAMPLES


If you surrender your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------
                  1 Year 3 Years 5 Years 10 Years
                  -------------------------------
                  $1,366  $2,615  $3,808  $6,698

    DEATH BENEFIT OPTION 2
    ----------------------
                  1 Year 3 Years 5 Years 10 Years
                  -------------------------------
                  $1,380  $2,652  $3,863  $6,780

    DEATH BENEFIT OPTION 3                                    These examples are intended to help you compare the cost of
    ----------------------                                    investing in the contract with the cost of investing in
                  1 Year 3 Years 5 Years 10 Years             other variable annuity contracts. These costs include
                  -------------------------------             contract owner transaction expenses, contract fees,
                  $1,393  $2,688  $3,917  $6,860              separate account annual expenses, maximum rider and benefit fees, and the maximum fund fees and expenses that were
If you do not surrender or annuitize your contract at         charged for the year ended 12/31/03.
the end of the applicable time period, your maximum
costs would be:                                               The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
    DEATH BENEFIT OPTION 1                                    that your investment has a 5% return each year and assumes
    ----------------------                                    the maximum fees and expenses of any of the funds. Your
                  1 Year 3 Years 5 Years 10 Years             actual costs may be higher or lower based on these
                  -------------------------------             assumptions.
                   $753   $2,200  $3,572  $6,698

    DEATH BENEFIT OPTION 2
    ----------------------
                  1 Year 3 Years 5 Years 10 Years
                  -------------------------------
                   $767   $2,238  $3,628  $6,780

    DEATH BENEFIT OPTION 3
    ----------------------
                  1 Year 3 Years 5 Years 10 Years
                  -------------------------------
                   $781   $2,276  $3,685  $6,680










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ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment        12b-1      Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------

THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             1.06% (2, 6)           1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------


(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.

(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.

(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.

(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.


(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.

(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.

(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                       Net Annual                                                      Net Annual
                                       Reimbursements     Fund                                          Reimbursements    Fund
                 Series                  & Waivers      Expenses                   Series                 & Waivers     Expenses
                 ------                  ---------      --------                   ------                 ---------     --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-Lord Abbett Mid-Cap Value        (2.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced                                Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
  Index                                    (0.09%)        0.65%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%

Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%
  Bond (8)                                 (0.86%)        0.70%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%

Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Sanford Bernstein Mid-Cap        (0.07%)       1.30%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%      Value
Phoenix-Lazard International Equity                                 Phoenix-Sanford Bernstein Small-Cap
  Select                                   (0.98%)        1.05%      Value                                  (0.22%)       1.30%
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%      Growth                                 (2.74%)       1.00%


(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


         (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or
                    eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.

(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.

(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.

(6) The fund administration fee is paid indirectly through the investment management fee.

(7)  The funds' operating expenses have been annualized.

(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.

(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.

(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).

(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.

(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------

Federated Fund for U.S. Government Securities II                       (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                    (0.25%)                                0.75%
VIP Contrafund(R) Portfolio                                            (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                     (0.02%)                                0.80%
VIP Growth Portfolio                                                   (0.03%)                                0.74%
Technology Portfolio                                                   (0.18%)                                1.15%

         (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or
                    eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in "Appendix B - Glossary of Special Terms."


OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT

[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).


[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE


[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:


--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0     1    2   3    4    5    6   7+
Payment Years
--------------------------------------------------------------


[diamond] Taxes--from the contract value upon premium payment or annuitization.

          o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT

o Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

o Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."


OTHER CHARGES OR DEDUCTIONS


    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS

    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION

    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts or the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing VPMO or calling AOD at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS

    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

[diamond] Bank draft program--$50

          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000

    We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE

    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro-rated portion of the fee will be deducted. We will waive the fee if the benefit terminates due to death or annuitization.


MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
     DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
   OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
       OF PREMIUM           STEP-UP             AMOUNT
  ------------------------------------------------------------
         .975%              1.125%              1.275%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES

    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS


    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional premium payments allocated to the GIA is deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS


    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer priveledge may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."


    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.


    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

      We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

OPTIONAL PROGRAMS AND RIDERS


    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM

    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


ASSET ALLOCATION MODEL PROGRAM

    We offer five asset allocation models from which you may choose for use with this benefit. Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long-term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85th birthday.

    D=   any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and the GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date. The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information, see "Asset Allocation Model Program."

GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A = the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the

Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER

          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS

          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?

    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or

          b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

          a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
          b) the contract value on the claim date; or
          c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

          a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
          b) the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT

          The availability of this option is subject to state approval.


          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.


          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
          b) the contract value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
          b) the contract value on the claim date plus 25% of the relief amount (as defined below).

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

          ACCUMULATION ENHANCEMENT

          Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

          o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

          o  the 120 days must occur prior to the owner attaining age 91.


          The enhancement provides:

          o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount
             (if the owner is between the ages of 70-75 on the contract date);
          o  that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
          o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
          o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
          o this benefit is separate from the relief amount that is calculated at death.

          The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

          Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

          o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

          o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

          Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

          Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD

    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY

     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY

    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY

    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

     A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                    Independence Day
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Martin Luther King, Jr. Day       Labor Day
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Washington's Birthday             Thanksgiving Day
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Good Friday                       Christmas Day
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Memorial Day
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VALUATION PERIOD
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    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of

1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE
IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security

Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter

[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

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                                                                     Investment Type
                                            -------------------------------------------------------------
                                            Aggressive                        Growth &
                  Series                      Growth    Conservative  Growth   Income   Income  Specialty
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Phoenix-Aberdeen International                                         |X|
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Phoenix-AIM Mid-Cap Equity                                             |X|
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Phoenix-Alliance/Bernstein Enhanced Index                              |X|
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Phoenix-Duff & Phelps Real Estate
Securities                                                                                         |X|
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Phoenix-Engemann Capital Growth                                        |X|
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Phoenix-Engemann Small & Mid-Cap Growth        |X|
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Phoenix-Goodwin Money Market                                |X|
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Phoenix-Goodwin Multi-Sector Fixed Income                                                |X|
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Phoenix-Goodwin Multi-Sector Short Term
Bond                                                                                     |X|
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Phoenix-Kayne Rising Dividends                                                  |X|
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Phoenix-Kayne Small-Cap Quality Value                                  |X|
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Phoenix-Lazard International Equity Select                             |X|
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Phoenix-Lazard Small-Cap Value                                         |X|
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Phoenix-Lord Abbett Bond-Debenture                                                       |X|
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Phoenix-Lord Abbett Large-Cap Value                                             |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                      |X|
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                     |X|
---------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                   |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                              |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                           |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                          |X|
---------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                         |X|
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                 |X|
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                     |X|
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                           |X|
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              |X|
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                            |X|
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                              |X|
---------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                            |X|
---------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                     |X|
---------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                   |X|
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   |X|
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                      |X|
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                       |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                     |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                          |X|
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund          |X|
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                      |X|
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                               |X|
---------------------------------------------------------------------------------------------------------
Wanger International Select                    |X|
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 |X|
---------------------------------------------------------------------------------------------------------
Wanger Select                                                          |X|
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                          |X|
---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Advisors
                                          ------------------------------------------------------------------------------------------
                                                                Duff &
                                           Phoenix   Phoenix    Phelps                           Deutsche   Federated    Fidelity
                                          Investment Variable  Investment   AIM     Fred Alger    Asset     Investment  Management
                                           Counsel,  Advisors, Management Advisors, Management, Management, Management and Research
                                             Inc.      Inc.       Co.       Inc.       Inc.        Inc.      Company      Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                    |X|
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                         |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                     |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                       Advisors
                                          ---------------------------------------------------------------
                                                      Morgan
                                           Franklin   Stanley            Templeton Templeton   Wanger
                                            Mutual   Investment  Rydex     Global  Investment   Asset
                                           Advisers, Management  Global   Advisors  Counsel,  Management,
                                             LLC        Inc.    Advisors  Limited     LLC       L.P.
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
---------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
---------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
---------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
---------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                |X|
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                            |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                    |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    |X|
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                              |X|
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                    |X|
---------------------------------------------------------------------------------------------------------
Wanger International Select                                                                     |X|
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                  |X|
---------------------------------------------------------------------------------------------------------
Wanger Select                                                                                   |X|
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                   |X|
---------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Subadvisors
                                         ------------------------------------------------------------------------------------------
                                                                             Kayne
                                                                           Anderson
                                         Aberdeen     AIM       Alliance    Rudnick     Lazard                         Northern
                                           Fund     Capital     Capital    Investment    Asset     Lord,      MFS        Trust
                                         Managers, Management, Management, Management, Management Abbett & Investment Investments,
               Series                      Inc.       Inc.        L.P.        LLC        LLC      Co. LLC  Management    N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                               |X|
Index
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                      |X|
Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                               |X|
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                                    Subadvisors
                                         ------------------------------------
                                                      Seneca     State Street
                                          Engemann    Capital     Research &
                                            Asset    Management,  Management
               Series                     Management    LLC        Company
-----------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
-----------------------------------------------------------------------------

Phoenix-Engemann Capital Growth            |X|
-----------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth    |X|
-----------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
-----------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
-----------------------------------------------------------------------------

Phoenix-Northern Dow 30
-----------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
-----------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
-----------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           |X|
-----------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          |X|
-----------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                               |X|
Growth
-----------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.


VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."




---------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.


** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.865                  1
         From 1/1/03 to 12/31/03                                           $0.865                $1.128                 23

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.863                  2
         From 1/1/03 to 12/31/03                                           $0.863                $1.094                  7

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.768                  3
         From 1/1/03 to 12/31/03                                           $0.768                $0.958                 13


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.078                 15
         From 1/1/03 to 12/31/03                                           $1.078                $1.474                 68

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.784                 15
         From 1/1/03 to 12/31/03                                           $0.784                $0.981                 41

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $1.129                 34

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.002                 45
         From 1/1/03 to 12/31/03                                           $1.002                $0.998                 36

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $1.075                 20
         From 1/1/03 to 12/31/03                                           $1.075                $1.218                 164

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $1.000                $1.023                 12

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.961                  1
         From 1/1/03 to 12/31/03                                           $0.961                $1.132                 27

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.954                 11
         From 1/1/03 to 12/31/03                                           $0.954                $1.224                 66

 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 12/26/03* to 12/31/03                                        $1.000                $1.339                  7


PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.059                  3
         From 1/1/03 to 12/31/03                                           $1.059                $1.233                 34

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.988                  9
         From 1/1/03 to 12/31/03                                           $0.988                $1.273                 76

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $0.996                  3
         From 1/1/03 to 12/31/03                                           $0.966                $1.226                 15

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.732                  9
         From 1/1/03 to 12/31/03                                           $0.732                $0.875                 41


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.807                 10
         From 1/1/03 to 12/31/03                                           $0.807                $1.017                 67

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 6/4/03* to 12/31/03                                          $1.000                $1.001                 22

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.778                 20
         From 1/1/03 to 12/31/03                                           $0.778                $0.981                 88

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.897                 12
         From 1/1/03 to 12/31/03                                           $0.897                $1.064                 23

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.791                 23
         From 1/1/03 to 12/31/03                                           $0.791                $0.969                 95


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.855                 10
         From 1/1/03 to 12/31/03                                           $0.855                $1.192                 54

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/24/02* to 12/31/02                                         $1.000                $0.861                 14
         From 1/1/03 to 12/31/03                                           $0.861                $1.225                 50

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.690                  2
         From 1/1/03 to 12/31/03                                           $0.690                $0.879                  3

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 11/1/02* to 12/31/02                                         $1.000                $0.692                  3
         From 1/1/03 to 12/31/03                                           $0.692                $0.939                  9


 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $1.000                $1.004                  1
         From 1/1/03 to 12/31/03                                           $1.004                $1.523                 16

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.774                  7
         From 1/1/03 to 12/31/03                                           $0.774                $0.992                 50

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.733                  1
         From 1/1/03 to 12/31/03                                           $0.773                $0.906                  6

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/14/02* to 12/31/02                                         $1.000                $0.702                  9
         From 1/1/03 to 12/31/03                                           $0.702                $0.936                  55


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.065                 176
         From 1/1/03 to 12/31/03                                           $1.065                $1.072                 681


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $1.000                $0.998                 12
         From 1/1/03 to 12/31/03                                           $0.998                $1.206                 90

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.891                 13
         From 1/1/03 to 12/31/03                                           $0.891                $1.132                 73

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/8/03* to 12/31/03                                          $1.000                $1.011                  4

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.710                 20
         From 1/1/03 to 12/31/03                                           $0.710                $0.932                 174

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.871                  2
         From 1/1/03 to 12/31/03                                           $0.871                $1.078                 51

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 9/10/02* to 12/31/02                                         $1.000                $0.829                 18
         From 1/1/03 to 12/31/03                                           $0.829                $1.084                 88

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.810                  3
         From 1/1/03 to 12/31/03                                           $0.810                $1.058                 74

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 12/3/03* to 12/31/03                                         $1.000                $1.154                  2

 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 11/29/02* to 12/31/02                                        $1.000                $0.813                  3
         From 1/1/03 to 12/31/03                                           $0.813                $1.072                 22

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.780                  7
         From 1/1/03 to 12/31/03                                           $0.780                $0.988                 66

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 4/2/03* to 12/31/03                                          $1.000                $0.862                  6

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                  1
         From 1/1/03 to 12/31/03                                           $0.890                $1.243                  6

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.877                 21
         From 1/1/03 to 12/31/03                                           $0.877                $1.292                 56

WANGER SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.942                  1
         From 1/1/03 to 12/31/03                                           $0.942                $1.218                 15

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $1.000                $0.839                 26
         From 1/1/03 to 12/31/03                                           $0.839                $1.188                 96

 * Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.864                 48
         From 1/1/03 to 12/31/03                                           $0.864                $1.124                 98

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.861                 27
         From 1/1/03 to 12/31/03                                           $0.861                $1.090                 59

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 10/15/02* to 12/31/02                                        $1.000                $0.767                 29
         From 1/1/03 to 12/31/03                                           $0.767                $0.956                 59


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.077                 157
         From 1/1/03 to 12/31/03                                           $1.077                $1.470                 218

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.783                 81
         From 1/1/03 to 12/31/03                                           $0.783                $0.979                 408

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.779                  3
         From 1/1/03 to 12/31/03                                           $0.779                $1.126                 50

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $1.000                $1.001                 279
         From 1/1/03 to 12/31/03                                           $1.001                $0.995                 364

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.073                 116
         From 1/1/03 to 12/31/03                                           $1.073                $1.214                 262

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 8/7/03* to 12/31/03                                          $1.000                $1.022                  6

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 3/6/03* to 12/31/03                                          $1.000                $1.130                 60

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.953                 34
         From 1/1/03 to 12/31/03                                           $0.953                $1.222                 131

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 9/2/03* to 12/31/03                                          $1.000                $1.337                 21


PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 1/8/03* to 12/31/03                                          $1.000                $1.231                 70

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.988                 22
         From 1/1/03 to 12/31/03                                           $0.779                $1.126                 50

 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 1/1/03 to 12/31/03                                           $1.000                $1.224                 11

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.731                 37
         From 1/1/03 to 12/31/03                                           $0.731                $0.873                 135


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/3/02* to 12/31/02                                          $1.000                $0.806                 74
         From 1/1/03 to 12/31/03                                           $0.806                $1.014                 95

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.679                 138
         From 1/1/03 to 12/31/03                                           $0.679                $0.998                 258

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.777                 51
         From 1/1/03 to 12/31/03                                           $0.777                $0.978                 208

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.896                 190
         From 1/1/03 to 12/31/03                                           $0.896                $1.061                 380

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.790                 90
         From 1/1/03 to 12/31/03                                           $0.790                $0.967                 269


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.854                 112
         From 1/1/03 to 12/31/03                                           $0.854                $1.189                 253

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/20/02* to 12/31/02                                         $1.000                $0.860                 40
         From 1/1/03 to 12/31/03                                           $0.860                $1.221                 157

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.689                 38
         From 1/1/03 to 12/31/03                                           $0.689                $0.876                 98

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.691                 48
         From 1/1/03 to 12/31/03                                           $0.691                $0.936                 103

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $1.004                  6
         From 1/1/03 to 12/31/03                                           $1.004                $1.520                 10

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 9/5/02* to 12/31/02                                          $1.000                $0.773                 35
         From 1/1/03 to 12/31/03                                           $0.773                $0.989                 150

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/19/02* to 12/31/02                                         $1.000                $0.732                 11
         From 1/1/03 to 12/31/03                                           $0.732                $0.904                 51


 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.701                  54
         From 1/1/03 to 12/31/03                                           $0.701                $0.933                  81

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $1.063                 230
         From 1/1/03 to 12/31/03                                           $1.063                $1.075                 760

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.997                 65
         From 1/1/03 to 12/31/03                                           $0.997                $1.203                 117

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $1.000                $0.890                 28
         From 1/1/03 to 12/31/03                                           $0.890                $1.128                 115

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $1.000                $0.788                  1
         From 1/1/03 to 12/31/03                                           $0.788                $1.008                  1

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/23/02* to 12/31/02                                         $1.000                $0.709                 55
         From 1/1/03 to 12/31/03                                           $0.709                $0.930                 148

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.870                 19
         From 1/1/03 to 12/31/03                                           $0.870                $1.075                 90

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/26/02* to 12/31/02                                         $1.000                $0.828                 66
         From 1/1/03 to 12/31/03                                           $0.828                $1.082                 183

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.809                 17
         From 1/1/03 to 12/31/03                                           $0.809                $1.055                 44

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.052                 141

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 7/15/03* to 12/31/03                                         $1.000                $1.069                 14

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/31/02* to 12/31/02                                         $1.000                $0.778                 82
         From 1/1/03 to 12/31/03                                           $0.778                $0.985                 369

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 7/2/02* to 12/31/02                                          $1.000                $0.589                 52
         From 1/1/03 to 12/31/03                                           $0.589                $0.859                 96

 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $1.000                $0.889                  4
         From 1/1/03 to 12/31/03                                           $0.889                $1.239                 12

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $1.000                $0.877                 64
         From 1/1/03 to 12/31/03                                           $0.877                $1.289                 126

WANGER SELECT
====================================================================================================================================
         From 7/11/03* to 12/31/03                                         $1.000                $1.214                 15

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/20/02* to 12/31/02                                         $1.000                $0.838                 151
         From 1/1/03 to 12/31/03                                           $0.838                $1.185                 311

 * Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.219                  3

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.267                  3

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.870                  2

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.976                  2

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.058                  2

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.987                  1

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.072                  7

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $0.927                  2

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 12/24/03* to 12/31/03                                        $1.000                $1.285                 .9

 * Date subaccount began operations.

                                     PART B

             VERSIONS A, B AND C ARE NOT AFFECTED BY THIS AMENDMENT.

                                                                     [VERSION D]


                            PHOENIX SPECTRUM EDGE(R)


         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027







                                 October 8, 2004

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated October 8, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company............................................     2

Underwriter...............................................................     2


Performance History.......................................................     2

Calculation of Yield and Return...........................................     9

Calculation of Annuity Payments ..........................................    10

Experts ..................................................................    11


Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
--------------------------------------------------------------------------------------------------------------
                                                      Inception                                     Since
                    Subaccount                          Date*      1 Year   5 Years   10 Years    Inception
--------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                   5/1/90      24.00%   -3.18%    4.42%         5.05%
--------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      10/29/01     20.37%     N/A      N/A          6.24%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      18.43%   -3.97%     N/A          2.09%
--------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95      30.33%   16.07%     N/A         13.88%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/31/82     18.68%   -9.54%    3.33%        10.87%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      38.40%     N/A      N/A        -14.15%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82      -6.81%    1.59%    2.91%         4.39%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/31/82      6.90%    6.76%    6.42%         8.39%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03        N/A      N/A      N/A         -4.00%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02      11.37%     N/A      N/A          5.50%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02      12.54%     N/A      N/A          9.99%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02      21.97%     N/A      N/A         11.93%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02      31.00%     N/A      N/A         19.76%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      10.05%     N/A      N/A         12.56%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02      22.39%     N/A      N/A         15.25%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02      16.68%     N/A      N/A         12.05%
--------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              12/20/99     13.08%     N/A      N/A        -13.38%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         12/20/99     19.59%     N/A      N/A         -2.23%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      40.80%     N/A      N/A        -26.04%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98      19.65%   -1.93%     N/A          1.58%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      12.14%    2.12%    7.13%         9.80%
--------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98      16.10%    3.73%     N/A          5.02%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98      33.01%    9.00%     N/A          5.34%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       11/20/00     35.86%     N/A      N/A         14.54%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98      21.00%   -0.23%     N/A          3.30%
--------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96      29.34%   -4.03%     N/A          5.40%
--------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                 8/12/02      45.28%     N/A      N/A         31.90%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01      21.68%     N/A      N/A         -4.47%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01      17.29%     N/A      N/A         -7.97%
--------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00      26.83%     N/A      N/A        -16.30%
--------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99      -5.18%     N/A      N/A          4.77%
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99      14.46%     N/A      N/A          0.86%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00      20.53%     N/A      N/A         -3.41%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00      21.82%     N/A      N/A        -10.06%
--------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00      24.91%     N/A      N/A        -13.13%
--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           5/1/00      17.36%     N/A      N/A          5.47%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97      24.34%   -0.06%     N/A          2.66%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/00      24.27%     N/A      N/A          1.01%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03        N/A      N/A      N/A         -1.05%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03        N/A      N/A      N/A         15.33%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03        N/A      N/A      N/A          9.09%
--------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99      25.47%     N/A      N/A         -7.26%
--------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/29/01     20.33%     N/A      N/A         -0.53%
--------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   12/20/99     39.74%     N/A      N/A        -26.39%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99      33.27%     N/A      N/A          8.21%
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95      40.81%    8.85%     N/A         13.69%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99      22.87%     N/A      N/A         12.73%
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95      35.23%    7.09%     N/A         14.82%

--------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-------------------------------------------------------------------------------------------------------------
                                                      Inception                                    Since
                    Subaccount                          Date*      1 Year   5 Years  10 Years    Inception
-------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                   5/1/90      23.80%   -3.32%   4.26%         4.89%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      10/29/01     20.17%    N/A      N/A          6.07%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      18.24%   -4.12%    N/A          1.93%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95      30.12%   15.90%    N/A         13.71%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/31/82     18.49%   -9.67%   3.18%        10.70%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      38.18%    N/A      N/A        -14.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82      -6.95%   1.44%    2.76%         4.24%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/31/82     6.73%    6.59%    6.26%         8.23%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A      N/A         -4.09%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02      11.19%    N/A      N/A          5.34%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02      12.36%    N/A      N/A          9.81%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02      21.78%    N/A      N/A         11.75%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02      30.79%    N/A      N/A         19.57%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      9.87%     N/A      N/A         12.38%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02      22.19%    N/A      N/A         15.07%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02      16.49%    N/A      N/A         11.87%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              12/20/99     12.90%    N/A      N/A        -13.52%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         12/20/99     19.39%    N/A      N/A         -2.38%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      40.57%    N/A      N/A        -26.15%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98      19.45%   -2.08%    N/A          1.42%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      11.96%   1.96%    6.97%         9.63%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98      15.91%   3.57%     N/A          4.86%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98      32.80%   8.83%     N/A          5.18%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       11/20/00     35.65%    N/A      N/A         14.37%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98      20.81%   -0.38%    N/A          3.14%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96      29.13%   -4.18%    N/A          5.24%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                 8/12/02      45.05%    N/A      N/A         31.69%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01      21.49%    N/A      N/A         -4.62%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01      17.10%    N/A      N/A         -8.11%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00      26.63%    N/A      N/A        -16.42%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99      -5.33%    N/A      N/A          4.61%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99      14.27%    N/A      N/A          0.70%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00      20.33%    N/A      N/A         -3.56%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00      21.62%    N/A      N/A        -10.19%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00      24.71%    N/A      N/A        -13.26%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           5/1/00      17.17%    N/A      N/A          5.30%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97      24.14%   -0.22%    N/A          2.50%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/00      24.07%    N/A      N/A          0.85%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A      N/A         -1.14%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A      N/A         15.22%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A      N/A          8.99%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99      25.27%    N/A      N/A         -7.40%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/29/01     20.14%    N/A      N/A         -0.69%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   12/20/99     39.51%    N/A      N/A        -26.51%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99      33.06%    N/A      N/A          8.04%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95      40.59%   8.69%     N/A         13.52%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99      22.68%    N/A      N/A         12.55%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95      35.02%   6.93%     N/A         14.65%

-------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-------------------------------------------------------------------------------------------------------------
                                                      Inception                                    Since
                    Subaccount                          Date*      1 Year   5 Years  10 Years    Inception
-------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                   5/1/90      23.60%   -3.47%   4.11%         4.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      10/29/01     19.98%    N/A      N/A          5.90%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      18.05%   -4.26%    N/A          1.78%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/95      29.92%   15.72%    N/A         13.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 12/31/82     18.30%   -9.81%   3.02%        10.53%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      37.96%    N/A      N/A        -14.41%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82      -7.09%   1.28%    2.60%         4.08%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       12/31/82     6.56%    6.43%    6.10%         8.06%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/03       N/A      N/A      N/A         -4.18%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/02      11.01%    N/A      N/A          5.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02      12.18%    N/A      N/A          9.64%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02      21.58%    N/A      N/A         11.57%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02      30.58%    N/A      N/A         19.38%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02      9.69%     N/A      N/A         12.20%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02      22.00%    N/A      N/A         14.89%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02      16.31%    N/A      N/A         11.70%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              12/20/99     12.72%    N/A      N/A        -13.65%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         12/20/99     19.20%    N/A      N/A         -2.53%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      40.35%    N/A      N/A        -26.26%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               3/2/98      19.26%   -2.23%    N/A          1.27%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      11.78%   1.80%    6.81%         9.47%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    3/2/98      15.72%   3.41%     N/A          4.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/98      32.58%   8.66%     N/A          5.02%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       11/20/00     35.43%    N/A      N/A         14.19%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    3/2/98      20.61%   -0.54%    N/A          2.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  1/29/96      28.92%   -4.32%    N/A          5.09%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                 8/12/02      44.82%    N/A      N/A         31.49%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     3/30/01      21.29%    N/A      N/A         -4.76%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3/30/01      16.91%    N/A      N/A         -8.25%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               6/5/00      26.42%    N/A      N/A        -16.55%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       7/15/99      -5.48%    N/A      N/A          4.45%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     7/15/99      14.09%    N/A      N/A          0.54%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                    6/5/00      20.14%    N/A      N/A         -3.70%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio             6/5/00      21.43%    N/A      N/A        -10.33%
-------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                           6/5/00      24.51%    N/A      N/A        -13.40%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           5/1/00      16.98%    N/A      N/A          5.14%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       5/1/97      23.95%   -0.37%    N/A          2.34%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        5/1/00      23.87%    N/A      N/A          0.69%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                          6/2/03       N/A      N/A      N/A         -1.23%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          6/2/03       N/A      N/A      N/A         15.11%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               6/2/03       N/A      N/A      N/A          8.88%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  7/15/99      25.07%    N/A      N/A         -7.54%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/29/01     19.95%    N/A      N/A         -0.85%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   12/20/99     39.29%    N/A      N/A        -26.62%
-------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/99      32.84%    N/A      N/A          7.88%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/95      40.37%   8.52%     N/A         13.34%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/99      22.48%    N/A      N/A         12.38%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/95      34.80%   6.76%     N/A         14.48%

-------------------------------------------------------------------------------------------------------------

 *The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                      1994    1995    1996    1997    1998    1999     2000     2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              -1.04%  8.40%   17.36%  10.83%  26.54%  28.10%  -16.74%  -24.89%  -15.74% 30.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                    -11.87% 26.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                   30.25%  17.53%  -12.44%  -12.88%  -24.53% 24.84%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities
Series                                                             31.66%  20.73% -22.07%   3.64%   29.37%   5.44%   10.85%  36.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              0.36%  29.47%  11.35%  19.77%  28.60%  28.27%  -18.69%  -35.31%  -25.64% 25.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.54%  -29.59% 44.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 2.71%  4.55%   3.88%   4.04%   3.95%    3.68%   4.88%    2.67%    0.30%  -0.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   -6.50%  22.20%  11.19%  9.88%   -5.20%   4.30%   5.32%    4.92%    8.79%  13.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            28.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.42%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                          -12.14%  -24.69%  -29.62% 19.50%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series                                                                      -6.59%   -7.02%  -16.43% 26.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.80%  -38.27% 47.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                  15.74%   -7.63%   -9.18%  -23.37% 26.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series       -2.52%  16.95%  7.86%   19.43%  19.48%  10.05%   -0.51%   0.74%   -12.55% 18.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                       22.98%   30.75%  -18.87%  -22.79% 22.51%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series                                             -11.27%  15.63%   21.63%  -9.56%  39.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             14.48%  -9.54%  42.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                       44.06%   12.51%  -25.96%  -33.24% 27.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                      15.90%  43.12%  53.32%  -12.44%  -28.17%  -35.70% 35.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                       51.70%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  1.38%  34.21%  16.28%  12.26%  18.00%  43.03%  -11.88%  -24.13%  -25.19% 28.10%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        2.90%  34.76%  13.75%  22.34%  30.96%  28.48%  -15.58%  -13.52%  -31.03% 23.70%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          10.80%  18.37%  56.11%  76.12%  -25.66%  -16.87%  -34.64% 33.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.59%   3.05%   7.39%   6.48%   -1.68%   9.78%    5.85%    7.85%   1.24%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         19.06%  13.05%  12.59%  1.58%    1.20%  -10.02%   0.25%    0.27%  20.87%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                               28.52%  22.79%   -7.73%  -13.34%  -10.42% 26.94%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                        23.14%   3.04%  -18.09%  -15.39%  -22.78% 28.24%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                      37.86%  35.79%  -12.04%  -18.63%  -30.97% 31.32%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                              16.16%  -1.28%  12.34%   12.01%   5.86%   -12.78% 23.77%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  -3.56%  14.22%  22.40%  12.42%  7.85%   21.90%   -3.43%  -16.93%  -19.46% 30.76%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11.21%  19.65%  11.98%  7.51%   19.52%   0.37%    -2.39%  -19.39% 30.68%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                     28.64%  21.92%  -21.17%  -24.42%  -36.43% 37.66%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.47%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                              20.28%  26.24%  -17.57%  -25.52%  -22.46% 31.89%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                  27.31%  19.07%  -10.23%  -13.17%  -23.17% 26.75%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                               -24.43%  -49.42%  -49.53% 46.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                         -2.65%  -27.43%  -16.23% 39.68%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     30.59%  -2.54%  15.07%  124.05% -28.65%  -22.14%  -14.78% 47.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.26%    7.89%   -8.63%  29.29%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                      45.02%  28.02%  7.50%   23.71%   -9.17%   10.16%  -17.73% 41.65%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                      1994   1995    1996    1997     1998    1999    2000    2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              -1.19%  8.24%  17.18%  10.66%   26.35%  27.91% -16.86% -25.00%  -15.87%   30.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.01%   26.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                   30.05%  17.36% -12.57% -13.01%  -24.64%   24.65%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities
Series                                                            31.46%  20.55%  -22.19%  3.48%   29.18%  5.28%    10.68%   36.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.21%  29.27%  11.18%  19.59%   28.41%  28.08% -18.81% -35.41%  -25.75%   24.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                            -27.65%  -29.70%   44.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.56%   4.39%   3.72%   3.88%    3.80%   3.53%   4.73%   2.52%    0.15%   -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                            -6.64%  22.02%  11.02%   9.71%   -5.34%   4.15%   5.16%   4.76%    8.62%   13.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            28.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.21%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.28% -24.80%  -29.73%   19.32%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series                                                                     -6.73%  -7.16%  -16.56%   25.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                               -33.91%  -38.36%   46.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                  15.56%  -7.77%  -9.32%  -23.48%   25.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series       -2.66% 16.78%   7.70%  19.25%   19.30%  9.88%   -0.66%  0.59%   -12.68%   18.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                       22.79%  30.55% -18.99%  -22.91%   22.33%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series                                            -11.40%  15.46%  21.45%   -9.69%   39.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                           14.31%   -9.68%   42.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                       43.84%  12.34% -26.07%  -33.34%   27.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                     15.73%   42.91%  53.09% -12.57% -28.28%  -35.79%   35.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                       51.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.23%  34.01%  16.11%  12.10%   17.82%  42.82% -12.01% -24.24%  -25.30%   27.90%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.75%  34.56%  13.58%  22.15%   30.76%  28.29% -15.71% -13.65%  -31.13%   23.52%
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Alger American Leveraged AllCap Portfolio                         10.63%  18.19%   55.87%  75.85% -25.78% -16.99%  -34.74%   33.04%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7.43%   2.90%   7.23%    6.32%  -1.83%   9.61%   5.69%    7.68%    1.09%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        18.89%  12.88%  12.42%    1.42%   1.05% -10.15%   0.10%    0.12%   20.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                               28.32%  22.61%  -7.87% -13.47%  -10.56%   26.75%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                        22.96%  2.89%  -18.21% -15.52%  -22.89%   28.04%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                      37.65%  35.58% -12.17% -18.76%  -31.07%   31.12%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                             15.98%   -1.43%  12.17%  11.85%  5.70%   -12.91%   23.58%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  -3.71% 14.05%  22.21%  12.25%   7.69%   21.72%  -3.58% -17.05%  -19.58%   30.56%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          11.05%  19.46%  11.81%   7.35%   19.34%   0.22%  -2.54%  -19.51%   30.48%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                     28.45%  21.73% -21.29% -24.54%  -36.52%   37.46%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.28%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                              20.09%  26.05% -17.69% -25.63%  -22.58%   31.69%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                  27.12%  18.89% -10.36% -13.30%  -23.29%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.54% -49.50%  -49.61%   45.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.80% -27.54%  -16.35%   39.47%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    30.39%  -2.69%   14.89% 123.71% -28.75% -22.26%  -14.91%   47.01%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       8.10%   7.72%   -8.77%   29.09%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     44.81%  27.83%   7.34%   23.53%  -9.30%   9.99%  -17.85%   41.43%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                  ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                     1994    1995   1996     1997    1998    1999    2000    2001     2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -1.34%  8.08%  17.01%   10.49%  26.16%  27.72%  -16.98% -25.11% -16.00%   30.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                 -12.14%   26.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                  29.86%  17.18%  -12.70% -13.14% -24.75%   24.46%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities
Series                                                           31.26%   20.37% -22.31%  3.33%    28.98%   5.13%  10.51%   36.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.06% 29.08%  11.02%   19.41%  28.21%  27.89%  -18.93% -35.51% -25.86%   24.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                            -27.76% -29.80%   44.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.40%  4.23%   3.56%   3.72%   3.64%   3.37%    4.57%   2.36%   0.00%    -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.78% 21.83%  10.85%   9.55%  -5.48%   3.99%    5.00%   4.60%   8.46%    12.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                       17.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                18.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                           28.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                       37.00%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture Series                                                                                   16.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                  28.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                    22.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                        -12.41% -24.92%  -29.84%   19.14%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series                                                                    -6.87%  -7.30%  -16.68%   25.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                              -34.01%  -38.45%   46.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                 15.39%  -7.91%  -9.46%  -23.60%   25.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -2.81%  16.60%  7.53%   19.07%  19.12%   9.72%  -0.81%   0.44%  -12.82%   18.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                      22.61%  30.36%  -19.12% -23.03%   22.14%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series                                           -11.54%  15.29%   21.27%  -9.83%   39.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                           14.14%  -9.82%   41.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                      43.63%  12.17%  -26.18% -33.45%   27.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                     15.56%  42.70%  52.86% -12.70%  -28.39% -35.89%   35.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                      51.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.08%  33.80% 15.93%   11.93%  17.65%  42.61%  -12.15% -24.36% -25.42%   27.71%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.59%  34.36% 13.41%   21.97%  30.57%  28.09%  -15.83% -13.78% -31.24%   23.33%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        10.47%   18.02%  55.64%  75.59%  -25.89% -17.12% -34.84%   32.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7.26%   2.75%    7.07%   6.16%  -1.98%    9.45%   5.53%   7.52%    0.93%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        18.71% 12.71%   12.25%   1.27%   0.89%  -10.29%  -0.05%  -0.03%   20.51%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                              28.13%  22.42%  -8.01%  -13.60% -10.69%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                       22.78%   2.73%  -18.33% -15.65% -23.01%   27.85%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                     37.44%  35.38%  -12.30% -18.88% -31.18%   30.92%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                             15.81%  -1.58%  12.00%  11.68%   5.54%  -13.05%   23.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -3.85%  13.88% 22.03%   12.08%  7.53%   21.54%  -3.72%  -17.18% -19.70%   30.36%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          10.88% 19.28%   11.65%  7.19%   19.16%   0.07%   -2.69% -19.63%   30.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                    28.26%  21.55% -21.41%  -24.65% -36.62%   37.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   28.09%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                             19.92%  25.86% -17.81%  -25.74% -22.70%   31.49%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                 26.92%  18.71% -10.49%  -13.43% -23.40%   26.36%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                             -24.66%  -49.58% -49.68%   45.71%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                       -2.94%  -27.65% -16.48%   39.26%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   30.19%   -2.83%  14.72% 123.38% -28.86%  -22.38% -15.04%   46.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                      7.94%    7.56%  -8.91%   28.90%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    44.59%   27.64%   7.18%  23.34%  -9.44%    9.82% -17.97%   41.22%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2003:

CONTRACTS WITH DEATH BENEFIT OPTION 1
Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the
  period:........................................         1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:.......         0.999925
Calculation:
  Ending account value...........................         0.999925
  Less beginning account value...................         1.000000
  Net change in account value....................        -0.000075
Base period return:
  (net change/beginning account value)...........        -0.000075
Current yield = return x (365/7) =...............           -0.39%
Effective yield = [(1 + return)(365/7)] -1 =.....           -0.39%

CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:.......................................         1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......         0.999895
Calculation:
   Ending account value..........................         0.999895
   Less beginning account value..................         1.000000
   Net change in account value...................       -0.0000105
Base period return:
   (net change/beginning account value)..........       -0.0000105
Current yield = return x (365/7) =...............           -0.55%
Effective yield = [(1 + return)(365/7)] -1 =.....           -0.55%

CONTRACTS WITH DEATH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the
   period:.......................................         1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......         0.999932
Calculation:
   Ending account value..........................         0.999932
   Less beginning account value..................         1.000000
   Net change in account value...................        -0.000068
Base period return:
   (net change/beginning account value)..........        -0.000068
Current yield = return x (365/7) =...............           -0.35%
Effective yield = [(1 + return)(365/7)] -1 =.....           -0.35%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

  II       =     a hypothetical initial payment of $1,000
  R        =     average annual total return for the period
  n        =     number of years in the period
  ERV      =     ending redeemable value of the hypothetical
                 $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 1)) and Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------



                                                               [Logo]PHOENIX
                                                            WEALTH MANAGEMENT(R)










                                 PHOENIX
                                SPECTRUM
                                   EDGE(SM)


--------------------------------------------------------------------------------
         V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                                PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                DECEMBER 31, 2003











                                                                DEATH BENEFIT
                                                                  OPTION 2
--------------------------------------------------------------------------------
VA0560AR22  (C)2004  The Phoenix Companies, Inc.

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP           ENHANCED             BERNSTEIN
                                                           INTERNATIONAL         EQUITY            INDEX            GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         88,236   $         55,035   $         48,520    $        112,778
                                                        =================  =================  =================   =================
     Investment at market                               $        110,791   $         64,878   $         56,549    $        127,564
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            110,791             64,878             56,549             127,564
LIABILITIES
     Accrued expenses                                                120                 69                 62                 139
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        110,671   $         64,809   $         56,487    $        127,425
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    98,416             59,431             59,104             132,111
                                                        =================  =================  =================   =================
Unit value                                              $       1.124511   $       1.090499   $       0.955712    $       0.964529
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &        PHOENIX-
                                                            PHELPS REAL         ENGEMANN       PHOENIX-ENGEMANN
                                                              ESTATE            CAPITAL        SMALL & MID-CAP     PHOENIX-GOODWIN
                                                            SECURITIES           GROWTH            GROWTH            MONEY MARKET
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        256,996   $        360,797   $         45,900    $        362,354
                                                        =================  =================  =================   =================
     Investment at market                               $        320,434   $        399,258   $         56,816    $        362,354
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            320,434            399,258             56,816             362,354
LIABILITIES
     Accrued expenses                                                355                389                 62                 447
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        320,079   $        398,869   $         56,754    $        361,907
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   217,687            407,600             50,391             363,626
                                                        =================  =================  =================   =================
Unit value                                              $       1.470368   $       0.978578   $       1.126272    $       0.995270
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE
                                                              FIXED            SHORT TERM          FLEXIBLE             RISING
                                                             INCOME               BOND              INCOME            DIVIDENDS
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        303,352   $          6,366   $        209,237    $         64,353
                                                        =================  =================  =================   =================
     Investment at market                               $        319,005   $          6,415   $        206,046    $         68,313
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            319,005              6,415            206,046              68,313
LIABILITIES
     Accrued expenses                                                359                  6                216                  75
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        318,646   $          6,409   $        205,830    $         68,238
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   262,379              6,270            181,049              60,388
                                                        =================  =================  =================   =================
Unit value                                              $       1.214454   $       1.022117   $       1.136873    $       1.129984
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-1

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                            (CONTINUED)

                                                                                                                     PHOENIX-LORD
                                                          PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                           INTERNATIONAL       SMALL-CAP            ABBETT            LARGE-CAP
                                                          EQUITY SELECT          VALUE          BOND-DEBENTURE          VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        134,328   $         27,513   $         83,483    $        179,400
                                                        =================  =================  =================   =================
     Investment at market                               $        160,434   $         28,053   $         86,525    $        205,565
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            160,434             28,053             86,525             205,565
LIABILITIES
     Accrued expenses                                                177                 18                 95                 223
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        160,257   $         28,035   $         86,430    $        205,342
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   131,158             20,976             70,218             161,666
                                                        =================  =================  =================   =================
Unit value                                              $       1.221852   $       1.336520   $       1.230859    $       1.270157
                                                        =================  =================  =================   =================

                                                                              PHOENIX-MFS
                                                           PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                               VALUE             STOCK              TRUST               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         11,235   $        106,182   $         25,857    $         84,910
                                                        =================  =================  =================   =================
     Investment at market                               $         13,685   $        118,227   $         29,150    $         92,005
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             13,685            118,227             29,150              92,005
LIABILITIES
     Accrued expenses                                                 15                119                 32                  86
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         13,670   $        118,108   $         29,118    $         91,919
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    11,171            135,347             30,406              89,044
                                                        =================  =================  =================   =================
Unit value                                              $       1.223633   $       0.872631   $       0.957620    $       1.032287
                                                        =================  =================  =================   =================

                                                            PHOENIX-       PHOENIX-NORTHERN    PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN          NASDAQ-100          GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)             INCOME            ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         80,475   $        210,893   $        177,709    $        361,100
                                                        =================  =================  =================   =================
     Investment at market                               $         96,857   $        258,187   $        204,053    $        403,835
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             96,857            258,187            204,053             403,835
LIABILITIES
     Accrued expenses                                                107                236                222                 452
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         96,750   $        257,951   $        203,831    $        403,383
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    95,410            258,433            208,317             380,205
                                                        =================  =================  =================   =================
Unit value                                              $       1.014054   $       0.998133   $       0.978459    $       1.060961
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-2

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)


                                                             PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD
                                                            OAKHURST           BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                              VALUE              GLOBAL            MID-CAP             SMALL-CAP
                                                             EQUITY              VALUE              VALUE                VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        226,201   $         19,780   $        247,765    $        146,499
                                                        =================  =================  =================   =================
     Investment at market                               $        260,232   $         22,922   $        301,240    $        192,082
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            260,232             22,922            301,240             192,082
LIABILITIES
     Accrued expenses                                                283                 26                327                 208
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        259,949   $         22,896   $        300,913    $        191,874
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   268,875             20,725            253,081             157,084
                                                        =================  =================  =================   =================
Unit value                                              $       0.966800   $       1.104725   $       1.188999    $       1.221468
                                                        =================  =================  =================   =================

                                                            PHOENIX-            PHOENIX-        PHOENIX-STATE
                                                             SENECA              SENECA        STREET RESEARCH         AIM V.I.
                                                             MID-CAP           STRATEGIC         SMALL-CAP             CAPITAL
                                                             GROWTH              THEME             GROWTH            APPRECIATION
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         72,523   $         79,094   $         13,026    $        127,493
                                                        =================  =================  =================   =================
     Investment at market                               $         85,546   $         96,982   $         15,465    $        148,553
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             85,546             96,982             15,465             148,553
LIABILITIES
     Accrued expenses                                                 92                105                 17                 164
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         85,454   $         96,877   $         15,448    $        148,389
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    97,520            103,482             10,164             150,003
                                                        =================  =================  =================   =================
Unit value                                              $       0.876276   $       0.936167   $       1.520119    $       0.989249
                                                        =================  =================  =================   =================

                                                                                                                    FEDERATED HIGH
                                                                                  ALGER         FEDERATED FUND       INCOME BOND
                                                             AIM V.I.           AMERICAN           FOR U.S.           FUND II --
                                                             PREMIER            LEVERAGED        GOVERNMENT            PRIMARY
                                                              EQUITY             ALLCAP         SECURITIES II           SHARES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $         38,137   $         61,904   $        813,643    $        124,452
                                                        =================  =================  =================   =================
     Investment at market                               $         46,588   $         76,035   $        817,666    $        141,319
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             46,588             76,035            817,666             141,319
LIABILITIES
     Accrued expenses                                                 51                 84                876                 161
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $         46,537   $         75,951   $        816,790    $        141,158
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    51,485             81,400            759,937             117,334
                                                        =================  =================  =================   =================
Unit value                                              $       0.903891   $       0.933052   $       1.074814    $       1.203053
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-3

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)



                                                               VIP             VIP GROWTH            VIP             MUTUAL SHARES
                                                           CONTRAFUND(R)      OPPORTUNITIES        GROWTH              SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        113,751   $          1,086   $        115,381    $         88,520
                                                        =================  =================  =================   =================
     Investment at market                               $        130,299   $          1,380   $        137,713    $         97,094
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            130,299              1,380            137,713              97,094
LIABILITIES
     Accrued expenses                                                135                  2                149                  93
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        130,164   $          1,378   $        137,564    $         97,001
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   115,343              1,366            147,949              90,200
                                                        =================  =================  =================   =================
Unit value                                              $       1.128485   $       1.008436   $       0.929801    $       1.075400
                                                        =================  =================  =================   =================

                                                            TEMPLETON          TEMPLETON                              SCUDDER VIT
                                                             FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES         TRUST JUNO             INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        170,587   $         36,549   $        159,532    $         12,873
                                                        =================  =================  =================   =================
     Investment at market                               $        197,878   $         46,384   $        148,601    $         14,569
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            197,878             46,384            148,601              14,569
LIABILITIES
     Accrued expenses                                                190                 51                168                  16
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        197,688   $         46,333   $        148,433    $         14,553
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   182,769             43,904            141,145              13,617
                                                        =================  =================  =================   =================
Unit value                                              $       1.081627   $       1.055343   $       1.051631    $       1.068811
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                                                  WANGER
                                                           EQUITY 500                           WANGER FOREIGN      INTERNATIONAL
                                                              INDEX            TECHNOLOGY           FORTY              SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                 $        334,305   $         62,622   $         11,204    $        118,247
                                                        =================  =================  =================   =================
     Investment at market                               $        363,946   $         82,535   $         14,362    $        163,020
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            363,946             82,535             14,362             163,020
LIABILITIES
     Accrued expenses                                                310                 92                 15                 177
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                              $        363,636   $         82,443   $         14,347    $        162,843
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   369,102             95,926             11,576             126,371
                                                        =================  =================  =================   =================
Unit value                                              $       0.985193   $       0.859436   $       1.239364    $       1.288614
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-4

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                 $         17,944   $        291,771
                                                        =================  =================
     Investment at market                               $         18,755   $        369,186
                                                        -----------------  -----------------
         Total assets                                             18,755            369,186
LIABILITIES
     Accrued expenses                                                 21                394
                                                        -----------------  -----------------
NET ASSETS                                              $         18,734   $        368,792
                                                        =================  =================
Accumulation units outstanding                                    15,430            311,346
                                                        =================  =================
Unit value                                              $       1.214122   $       1.184511
                                                        =================  =================



                                                See Notes to Financial Statements
                                                               SA-5


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,500   $              -   $            473    $            469
Expenses
     Mortality and expense fees                                      898                545                461                 937
     Indexing (gain) loss                                             32                 16                 12                  23
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         570               (561)                 -                (491)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      17                 13                 59                   7
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                23,913             12,301              8,433              18,469
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     23,930             12,314              8,492              18,476
Net increase (decrease) in net assets resulting from
     operations                                         $         24,500   $         11,753   $          8,492    $         17,985
                                                        =================  =================  =================   =================

                                                          PHOENIX-DUFF &
                                                           PHELPS REAL
                                                             ESTATE        PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                           SECURITIES       CAPITAL GROWTH     SMALL & MID-CAP       MONEY MARKET
                                                           SUBACCOUNT         SUBACCOUNT      GROWTH SUBACCOUNT       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          8,454   $            109   $              -    $          1,988
Expenses
     Mortality and expense fees                                    3,015              2,065                405               3,715
     Indexing (gain) loss                                            111                 52                 17                  25
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       5,328             (2,008)              (422)             (1,752)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     346                311              3,470                   -
Net realized gain distribution from Fund                           9,121                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                63,752             40,921             10,800                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     73,219             41,232             14,270                   -
Net increase (decrease) in net assets resulting from
     operations                                         $         78,547   $         39,224   $         13,848    $         (1,752)
                                                        =================  =================  =================   =================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN                         PHOENIX-KAYNE
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS          RISING
                                                          FIXED INCOME      SHORT TERM BOND    FLEXIBLE INCOME        DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(6)        SUBACCOUNT         SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $         15,016   $            115   $          3,323    $            347
Expenses
     Mortality and expense fees                                    2,678                 17                952                 269
     Indexing (gain) loss                                             39                  -                  9                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      12,299                 98              2,362                  72
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     134                  -                 30                   1
Net realized gain distribution from Fund                               -                  -              4,081                 428
Net change in unrealized appreciation (depreciation)
     on investment                                                14,441                 49             (3,276)              3,960
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     14,575                 49                835               4,389
Net increase (decrease) in net assets resulting from
     operations                                         $         26,874   $            147   $          3,197    $          4,461
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-6


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                         PHOENIX-LAZARD                          PHOENIX-LORD        PHOENIX-LORD
                                                          INTERNATIONAL      PHOENIX-LAZARD         ABBETT              ABBETT
                                                          EQUITY SELECT     SMALL-CAP VALUE     BOND-DEBENTURE     LARGE-CAP VALUE
                                                           SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(2)         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            835   $              8   $          2,517    $            805
Expenses
     Mortality and expense fees                                      910                 33                510               1,068
     Indexing (gain) loss                                             28                  1                  9                  34
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (103)               (26)             1,998                (297)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (80)               487                 48                  28
Net realized gain distribution from Fund                             141                 99                714                 391
Net change in unrealized appreciation (depreciation)
     on investment                                                25,587                540              3,042              25,877
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     25,648              1,126              3,804              26,296
Net increase (decrease) in net assets resulting from
     operations                                         $         25,545   $          1,100   $          5,802    $         25,999
                                                        =================  =================  =================   =================

                                                           PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT MID-CAP        INVESTORS         PHOENIX-MFS
                                                             VALUE            GROWTH STOCK     INVESTORS TRUST      PHOENIX-MFS
                                                          SUBACCOUNT(2)        SUBACCOUNT        SUBACCOUNT       VALUE SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $             57   $              -   $            135    $          1,039
Expenses
     Mortality and expense fees                                      147                777                166                 351
     Indexing (gain) loss                                              4                 19                  5                  10
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (94)              (796)               (36)                678
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     549                 39                  4                  (2)
Net realized gain distribution from Fund                              71                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,450             14,215              3,304               7,609
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,070             14,254              3,308               7,607
Net increase (decrease) in net assets resulting from
     operations                                         $          2,976   $         13,458   $          3,272    $          8,285
                                                        =================  =================  =================   =================


                                                                            PHOENIX-NORTHERN   PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      NASDAQ-100        GROWTH AND          STRATEGIC
                                                              DOW 30            INDEX(R)           INCOME            ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,467   $              -   $          1,370    $          7,672
Expenses
     Mortality and expense fees                                    1,139              1,742              1,281               3,532
     Indexing (gain) loss                                             28                 69                 37                  78
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         300             (1,811)                52               4,062
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,118             14,596                296                 482
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                18,246             46,500             27,284              47,701
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     23,364             61,096             27,580              48,183
Net increase (decrease) in net assets resulting from
     operations                                         $         23,664   $         59,285   $         27,632    $         52,245
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-7

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST     BERNSTEIN           BERNSTEIN          BERNSTEIN
                                                           VALUE EQUITY      GLOBAL VALUE       MID-CAP VALUE     SMALL-CAP VALUE
                                                            SUBACCOUNT       SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,444   $            285   $            468    $              -
Expenses
     Mortality and expense fees                                    1,913                119              2,290               1,367
     Indexing (gain) loss                                             50                  4                 89                  62
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (519)               162             (1,911)             (1,429)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (14)                19                911                 697
Net realized gain distribution from Fund                               -                  -              8,982               2,856
Net change in unrealized appreciation (depreciation)
     on investment                                                37,978              3,142             62,909              47,718
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     37,964              3,161             72,802              51,271
Net increase (decrease) in net assets resulting from
     operations                                         $         37,445   $          3,323   $         70,891    $         49,842
                                                        =================  =================  =================   =================

                                                                                                PHOENIX-STATE         AIM V.I.
                                                          PHOENIX-SENECA     PHOENIX-SENECA    STREET RESEARCH        CAPITAL
                                                          MID-CAP GROWTH    STRATEGIC THEME       SMALL-CAP         APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT      GROWTH SUBACCOUNT      SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $              -   $              -   $              -    $              -
Expenses
     Mortality and expense fees                                      778                794                106                 962
     Indexing (gain) loss                                             22                 25                  5                  28
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (800)              (819)              (111)               (990)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,617                112                108                 (66)
Net realized gain distribution from Fund                               -                  -                822                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                15,388             19,850              2,548              21,811
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     17,005             19,962              3,478              21,745
Net increase (decrease) in net assets resulting from
     operations                                         $         16,205   $         19,143   $          3,367    $         20,755
                                                        =================  =================  =================   =================


                                                                                ALGER          FEDERATED FUND      FEDERATED HIGH
                                                              AIM V.I.         AMERICAN           FOR U.S.           INCOME BOND
                                                              PREMIER         LEVERAGED          GOVERNMENT           FUND II --
                                                              EQUITY            ALLCAP          SECURITIES II       PRIMARY SHARES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            128   $              -   $         11,106    $          6,230
Expenses
     Mortality and expense fees                                      393                732              5,740               1,364
     Indexing (gain) loss                                             12                 21                 41                  27
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (277)              (753)             5,325               4,839
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       9                (72)                73                 143
Net realized gain distribution from Fund                               -                  -              1,440                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,547             17,087                763              14,968
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      8,556             17,015              2,276              15,111
Net increase (decrease) in net assets resulting from
     operations                                         $          8,279   $         16,262   $          7,601    $         19,950
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-8

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                               VIP             VIP GROWTH                           MUTUAL SHARES
                                                           CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH           SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $             97   $              8   $            112    $            248
Expenses
     Mortality and expense fees                                      722                 15              1,004                 432
     Indexing (gain) loss                                             21                  -                 31                  11
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (646)                (7)              (923)               (195)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      10                  8                131                   2
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                17,082                309             23,124               9,471
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     17,092                317             23,255               9,473
Net increase (decrease) in net assets resulting from
     operations                                         $         16,446   $            310   $         22,332    $          9,278
                                                        =================  =================  =================   =================

                                                           TEMPLETON          TEMPLETON                             SCUDDER VIT
                                                            FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES         SECURITIES         TRUST JUNO            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $          1,415   $            534   $              -    $              -
Expenses
     Mortality and expense fees                                    1,144                395                621                  47
     Indexing (gain) loss                                             35                 13                  -                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         236                126               (621)                (49)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     359                 32                (11)                 16
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                28,819             10,713            (10,931)              1,696
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     29,178             10,745            (10,942)              1,712
Net increase (decrease) in net assets resulting from
     operations                                         $         29,414   $         10,871   $        (11,563)   $          1,663
                                                        =================  =================  =================   =================

                                                                                                  WANGER              WANGER
                                                            SCUDDER VIT                           FOREIGN          INTERNATIONAL
                                                            EQUITY 500         TECHNOLOGY          FORTY             SMALL CAP
                                                         INDEX SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                      $            981   $              -   $             20    $            263
Expenses
     Mortality and expense fees                                    1,415                773                 95               1,232
     Indexing (gain) loss                                             12                 31                  4                  50
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (446)              (804)               (79)             (1,019)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,428              2,223                  4                  82
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                32,101             21,174              3,214              43,826
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,529             23,397              3,218              43,908
Net increase (decrease) in net assets resulting from
     operations                                         $         34,083   $         22,593   $          3,139    $         42,889
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-9

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)



                                                                              WANGER U.S.
                                                                               SMALLER
                                                           WANGER TWENTY      COMPANIES
                                                           SUBACCOUNT(4)      SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -
Expenses
     Mortality and expense fees                                       79              2,726
     Indexing (gain) loss                                              1                106
                                                        -----------------  -----------------
Net investment income (loss)                                         (80)            (2,832)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                       -                (59)
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   811             81,534
                                                        -----------------  -----------------
Net gain (loss) on investment                                        811             81,475
Net increase (decrease) in net assets resulting from
     operations                                         $            731   $         78,643
                                                        =================  =================



Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception January 8, 2003 to December 31, 2003.
(3) From inception March 6, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.
(5) From inception July 15, 2003 to December 31, 2003.
(6) From inception August 7, 2003 to December 31, 2003.
(7) From inception September 2, 2003 to December 31, 2003.



                                                See Notes to Financial Statements
                                                               SA-10

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                              PHOENIX-AIM     PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP          BERNSTEIN            BERNSTEIN
                                                           INTERNATIONAL         EQUITY        ENHANCED INDEX       GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            570   $           (561)  $              -    $           (491)
     Net realized gain (loss)                                         17                 13                 59                   7
     Net change in unrealized appreciation
         (depreciation) on investments                            23,913             12,301              8,433              18,469
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            24,500             11,753              8,492              17,985
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         30,897             19,639             27,616              24,858
     Participant transfers                                        13,981 +           10,119                  -              37,581
     Participant withdrawals                                         (25)                 -             (1,954)                (12)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            44,853             29,758             25,662              62,427
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        69,353             41,511             34,154              80,412
NET ASSETS
     Beginning of period                                          41,318             23,298             22,333              47,013
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        110,671   $         64,809   $         56,487    $        127,425
                                                        =================  =================  =================   =================

                                                         PHOENIX-DUFF &
                                                           PHELPS REAL      PHOENIX-ENGEMANN       PHOENIX-
                                                             ESTATE             CAPITAL         ENGEMANN SMALL     PHOENIX-GOODWIN
                                                           SECURITIES           GROWTH         & MID-CAP GROWTH      MONEY MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          5,328   $         (2,008)  $           (422)   $         (1,752)
     Net realized gain (loss)                                      9,467                311              3,470                   -
     Net change in unrealized appreciation
         (depreciation) on investments                            63,752             40,921             10,800                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            78,547             39,224             13,848              (1,752)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         42,182            289,723             55,734             155,530
     Participant transfers                                        49,400             27,563               (707)            (70,778)
     Participant withdrawals                                     (18,715)           (20,758)           (14,090)               (142)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            72,867            296,528             40,937              84,610
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       151,414            335,752             54,785              82,858
NET ASSETS
     Beginning of period                                         168,665             63,117              1,969             279,049
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        320,079   $        398,869   $         56,754    $        361,907
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-11


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                             PHOENIX-GOODWIN
                                                         PHOENIX-GOODWIN      MULTI-SECTOR       PHOENIX-JANUS        PHOENIX-KAYNE
                                                          MULTI-SECTOR         SHORT TERM          FLEXIBLE              RISING
                                                          FIXED INCOME           BOND               INCOME             DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT(6)       SUBACCOUNT         SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         12,299   $             98   $          2,362    $             72
     Net realized gain (loss)                                        134                  -              4,111                 429
     Net change in unrealized appreciation
         (depreciation) on investments                            14,441                 49             (3,276)              3,960
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            26,874                147              3,197               4,461
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         63,661              6,162            140,530              63,935
     Participant transfers                                       114,476                100             64,795                 107
     Participant withdrawals                                     (11,177)                 -            (10,702)               (265)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           166,960              6,262            194,623              63,777
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       193,834              6,409            197,820              68,238
NET ASSETS
     Beginning of period                                         124,812                  -              8,010                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        318,646   $          6,409   $        205,830    $         68,238
                                                        =================  =================  =================   =================

                                                         PHOENIX-LAZARD                                              PHOENIX-LORD
                                                          INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                             EQUITY            SMALL-CAP            ABBETT            LARGE-CAP
                                                             SELECT              VALUE          BOND-DEBENTURE          VALUE
                                                           SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (103)  $            (26)  $          1,998    $           (297)
     Net realized gain (loss)                                         61                586                762                 419
     Net change in unrealized appreciation
         (depreciation) on investments                            25,587                540              3,042              25,877
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            25,545              1,100              5,802              25,999
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         85,100             16,735             75,804             134,463
     Participant transfers                                        16,957             10,200             10,823              23,502
     Participant withdrawals                                           -                  -             (5,999)               (123)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           102,057             26,935             80,628             157,842
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       127,602             28,035             86,430             183,841
NET ASSETS
     Beginning of period                                          32,655                  -                  -              21,501
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        160,257   $         28,035   $         86,430    $        205,342
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-12


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                               PHOENIX-MFS
                                                          PHOENIX-LORD         INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                              VALUE              STOCK              TRUST               VALUE
                                                           SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            (94)  $           (796)  $            (36)   $            678
     Net realized gain (loss)                                        620                 39                  4                  (2)
     Net change in unrealized appreciation
         (depreciation) on investments                             2,450             14,215              3,304               7,609
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,976             13,458              3,272               8,285
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,816             50,082             24,495              61,970
     Participant transfers                                        (7,122)            27,264 ++             271               2,474
     Participant withdrawals                                           -                (52)                (3)               (376)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,694             77,294             24,763              64,068
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        13,670             90,752             28,035              72,353
NET ASSETS
     Beginning of period                                               -             27,356              1,083              19,566
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         13,670   $        118,108   $         29,118    $         91,919
                                                        =================  =================  =================   =================

                                                            PHOENIX-        PHOENIX-NORTHERN   PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN           NASDAQ-100         GROWTH AND          STRATEGIC
                                                             DOW 30             INDEX(R)            INCOME            ALLOCATION
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            300   $         (1,811)  $             52    $          4,062
     Net realized gain (loss)                                      5,118             14,596                296                 482
     Net change in unrealized appreciation
         (depreciation) on investments                            18,246             46,500             27,284              47,701
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            23,664             59,285             27,632              52,245
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         50,277             80,413            113,445             101,949
     Participant transfers                                       (25,828)            37,799             34,597             118,157
     Participant withdrawals                                     (11,405)           (13,276)           (11,642)            (38,942)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            13,044            104,936            136,400             181,164
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        36,708            164,221            164,032             233,409
NET ASSETS
     Beginning of period                                          60,042             93,730             39,799             169,974
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         96,750   $        257,951   $        203,831    $        403,383
                                                        =================  =================  =================   =================




                                                See Notes to Financial Statements
                                                               SA-13



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            PHOENIX-            PHOENIX-                            PHOENIX-SANFORD
                                                            OAKHURST            SANFORD         PHOENIX-SANFORD        BERNSTEIN
                                                              VALUE            BERNSTEIN           BERNSTEIN           SMALL-CAP
                                                             EQUITY           GLOBAL VALUE       MID-CAP VALUE           VALUE
                                                           SUBACCOUNT         SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (519)  $            162   $         (1,911)   $         (1,429)
     Net realized gain (loss)                                        (14)                19              9,893               3,553
     Net change in unrealized appreciation
         (depreciation) on investments                            37,978              3,142             62,909              47,718
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            37,445              3,323             70,891              49,842
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        102,611              4,499             97,520              58,574
     Participant transfers                                        49,847             15,074             49,903              61,570
     Participant withdrawals                                        (838)                 -            (12,678)            (12,744)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           151,620             19,573            134,745             107,400
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       189,065             22,896            205,636             157,242
NET ASSETS
     Beginning of period                                          70,884                  -             95,277              34,632
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        259,949   $         22,896   $        300,913    $        191,874
                                                        =================  =================  =================   =================

                                                                                                PHOENIX-STATE
                                                         PHOENIX-SENECA     PHOENIX-SENECA     STREET RESEARCH          AIM V.I.
                                                             MID-CAP          STRATEGIC           SMALL-CAP             CAPITAL
                                                             GROWTH             THEME              GROWTH            APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (800)  $           (819)  $           (111)   $           (990)
     Net realized gain (loss)                                      1,617                112                930                 (66)
     Net change in unrealized appreciation
         (depreciation) on investments                            15,388             19,850              2,548              21,811
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,205             19,143              3,367              20,755
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         31,235             38,468              7,364              71,402
     Participant transfers                                        24,605              7,888             (1,275)             29,030
     Participant withdrawals                                     (12,484)            (1,981)                (2)                (60)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            43,356             44,375              6,087             100,372
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        59,561             63,518              9,454             121,127
NET ASSETS
     Beginning of period                                          25,893             33,359              5,994              27,262
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         85,454   $         96,877   $         15,448    $        148,389
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-14



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                                ALGER            FEDERATED       FEDERATED HIGH
                                                            AIM V.I.           AMERICAN         FUND  FOR U.S.     INCOME BOND
                                                            PREMIER            LEVERAGED         GOVERNMENT         FUND II --
                                                             EQUITY             ALLCAP         SECURITIES II    PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (277)  $           (753)  $          5,325    $          4,839
     Net realized gain (loss)                                          9                (72)             1,513                 143
     Net change in unrealized appreciation
         (depreciation) on investments                             8,547             17,087                763              14,968
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             8,279             16,262              7,601              19,950
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,067                  -            331,862              16,090
     Participant transfers                                        29,111             25,240            243,241              46,225
     Participant withdrawals                                        (117)            (3,029)           (10,782)             (5,691)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            30,061             22,211            564,321              56,624
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        38,340             38,473            571,922              76,574
NET ASSETS
     Beginning of period                                           8,197             37,478            244,868              64,584
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         46,537   $         75,951   $        816,790    $        141,158
                                                        =================  =================  =================   =================

                                                              VIP             VIP GROWTH             VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (646)  $             (7)  $           (923)   $           (195)
     Net realized gain (loss)                                         10                  8                131                   2
     Net change in unrealized appreciation
         (depreciation) on investments                            17,082                309             23,124               9,471
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,446                310             22,332               9,278
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         85,495                  -             60,854              64,231
     Participant transfers                                         3,701                (53)            15,115               7,093
     Participant withdrawals                                           -                 (3)               (13)                  -
                                                        -----------------  -----------------  -----------------   -----------------
    Net increase (decrease) in net assets resulting
         from participant transactions                            89,196                (56)            75,956              71,324
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       105,642                254             98,288              80,602
NET ASSETS
     Beginning of period                                          24,522              1,124             39,276              16,399
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        130,164   $          1,378   $        137,564    $         97,001
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-15



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                            TEMPLETON          TEMPLETON           RYDEX               SCUDDER
                                                             FOREIGN             GROWTH           VARIABLE            VIT EAFE(R)
                                                           SECURITIES          SECURITIES        TRUST JUNO          EQUITY INDEX
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            236   $            126   $           (621)   $            (49)
     Net realized gain (loss)                                        359                 32                (11)                 16
     Net change in unrealized appreciation
         (depreciation) on investments                            28,819             10,713            (10,931)              1,696
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            29,414             10,871            (11,563)              1,663
                                                        -----------------  -----------------  -----------------   -----------------
From accumulation unit transactions
     Participant deposits                                        101,167              5,070            159,812              13,249
     Participant transfers                                        12,546             16,581                184                (359)
     Participant withdrawals                                        (150)               (80)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           113,563             21,571            159,996              12,890
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       142,977             32,442            148,433              14,553
NET ASSETS
     Beginning of period                                          54,711             13,891                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        197,688   $         46,333   $        148,433    $         14,553
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                                                 WANGER
                                                           EQUITY 500                           WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY            FORTY             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (446)  $           (804)  $            (79)   $         (1,019)
     Net realized gain (loss)                                      2,428              2,223                  4                  82
     Net change in unrealized appreciation
         (depreciation) on investments                            32,101             21,174              3,214              43,826
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            34,083             22,593              3,139              42,889
                                                        -----------------  -----------------  -----------------   -----------------
 ROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        161,646             30,219              4,039              49,064
     Participant transfers                                       104,228             14,144              3,608              16,692
     Participant withdrawals                                        (463)           (15,238)                 -              (2,066)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           265,411             29,125              7,647              63,690
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       299,494             51,718             10,786             106,579
NET ASSETS
     Beginning of period                                          64,142             30,725              3,561              56,264
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        363,636   $         82,443   $         14,347    $        162,843
                                                        =================  =================  =================   =================



                                                See Notes to Financial Statements
                                                               SA-16



                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY           COMPANIES
                                                          SUBACCOUNT(4)       SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            (80)  $         (2,832)
     Net realized gain (loss)                                          -                (59)
     Net change in unrealized appreciation
         (depreciation) on investments                               811             81,534
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations               731             78,643
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         18,003            133,367
     Participant transfers                                             -             33,031
     Participant withdrawals                                           -             (2,494)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            18,003            163,904
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        18,734            242,547
NET ASSETS
     Beginning of period                                               -            126,245
                                                        -----------------  -----------------
     End of period                                      $         18,734   $        368,792
                                                        =================  =================









+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception January 8, 2003 to December 31, 2003.
(3) From inception March 6, 2003 to December 31, 2003.
(4) From inception July 11, 2003 to December 31, 2003.
(5) From inception July 15, 2003 to December 31, 2003.
(6) From inception August 7, 2003 to December 31, 2003.
(7) From inception September 2, 2003 to December 31, 2003.


                                                See Notes to Financial Statements
                                                               SA-17

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                           PHOENIX-          PHOENIX-                              PHOENIX-ALLIANCE/
                                                           ABERDEEN        ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                                         INTERNATIONAL         ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                         SUBACCOUNT(4)    SUBACCOUNT(16)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          172    $          (18)      $         (112)     $           96
     Net realized gain (loss)                                       (1)               84                    8              (2,101)
     Net unrealized appreciation (depreciation)                 (1,358)                -               (2,458)             (3,683)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,187)               66               (2,562)             (5,688)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       23,658            18,442               25,509              64,224
     Participant transfers                                      18,847           (18,508)                 351             (11,523)
     Participant withdrawals                                         -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          42,505               (66)              25,860              52,701
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      41,318                 -               23,298              47,013
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       41,318    $            -       $       23,298      $       47,013
                                                        ===============   ===============      ===============     ===============


                                                                             PHOENIX-          PHOENIX-DUFF &
                                                           PHOENIX-          DEUTSCHE           PHELPS REAL           PHOENIX-
                                                           DEUTSCHE         NASDAQ-100             ESTATE             ENGEMANN
                                                            DOW 30           INDEX(R)            SECURITIES        CAPITAL GROWTH
                                                         SUBACCOUNT(9)     SUBACCOUNT(9)        SUBACCOUNT(4)       SUBACCOUNT(2)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          315    $         (312)      $        1,238      $         (152)
     Net realized gain (loss)                                       (3)              (13)                 926                (665)
     Net unrealized appreciation (depreciation)                 (1,864)              794                 (314)             (2,460)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,552)              469                1,850              (3,277)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       56,712            72,528              151,654              78,972
     Participant transfers                                       4,882            20,733               15,161             (13,847)
     Participant withdrawals                                         -                 -                    -               1,269
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          61,594            93,261              166,815              66,394
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      60,042            93,730              168,665              63,117
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       60,042    $       93,730       $      168,665      $       63,117
                                                        ===============   ===============      ===============     ===============



                                                 See Notes to Financial Statements
                                                               SA-18

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)




                                                           PHOENIX-                               PHOENIX-
                                                           ENGEMANN          PHOENIX-             GOODWIN              PHOENIX-
                                                        SMALL & MID-CAP      GOODWIN            MULTI-SECTOR          HOLLISTER
                                                            GROWTH          MONEY MARKET        FIXED INCOME        VALUE EQUITY
                                                         SUBACCOUNT(8)     SUBACCOUNT(6)        SUBACCOUNT(4)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $           (9)   $            1       $        1,693      $          195
     Net realized gain (loss)                                        -                 -                    1                 140
     Net unrealized appreciation (depreciation)                    116                 -                1,212              (3,947)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             107                 1                2,906              (3,612)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        1,862           490,489               83,076              51,980
     Participant transfers                                           -          (191,166)              38,830              22,660
     Participant withdrawals                                         -           (20,275)                   -                (144)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           1,862           279,048              121,906              74,496
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                       1,969           279,049              124,812              70,884
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $        1,969    $      279,049       $      124,812      $       70,884
                                                        ===============   ===============      ===============     ===============


                                                         PHOENIX-J.P.                                              PHOENIX-LAZARD
                                                        MORGAN RESEARCH    PHOENIX-JANUS        PHOENIX-JANUS      INTERNATIONAL
                                                        ENHANCED INDEX    FLEXIBLE INCOME           GROWTH         EQUITY SELECT
                                                          SUBACCOUNT(15)   SUBACCOUNT(17)        SUBACCOUNT(8)     SUBACCOUNT(14)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $           19    $           73       $          (69)     $         (100)
     Net realized gain (loss)                                        -                26                   (1)                (27)
     Net unrealized appreciation (depreciation)                   (404)               85               (2,170)                519
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations            (385)              184               (2,240)                392
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       21,898             4,400                9,080              32,233
     Participant transfers                                           -             3,426               20,516                   -
     Participant withdrawals                                       820                 -                    -                  30
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          22,718             7,826               29,596              32,263
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      22,333             8,010               27,356              32,655
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       22,333    $        8,010       $       27,356      $       32,655
                                                        ===============   ===============      ===============     ===============



                                                 See Notes in Financial Statements
                                                               SA-19

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                         PHOENIX-LORD
                                                            ABBETT          PHOENIX-MFS
                                                           LARGE-CAP         INVESTORS           PHOENIX-MFS        PHOENIX-MFS
                                                             VALUE         GROWTH STOCK        INVESTORS TRUST         VALUE
                                                        SUBACCOUNT(14)    SUBACCOUNT(13)       SUBACCOUNT(10)      SUBACCOUNT(13)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (29)   $          (35)      $            1        $        126
     Net realized gain (loss)                                       20                32                    -                  13
     Net unrealized appreciation (depreciation)                    288              (522)                 (11)               (514)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             279              (525)                 (10)               (375)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       21,239            12,725                    -              10,509
     Participant transfers                                           -                 -                1,093               9,445
     Participant withdrawals                                       (17)              (41)                   -                 (13)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          21,222            12,684                1,093              19,941
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      21,501            12,159                1,083              19,566
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       21,501    $       12,159       $        1,083        $     19,566
                                                        ===============   ===============      ===============     ===============



                                                           PHOENIX-         PHOENIX-
                                                           OAKHURST         OAKHURST           PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          GROWTH AND        STRATEGIC             BERNSTEIN           BERNSTEIN
                                                            INCOME          ALLOCATION          MID-CAP VALUE      SMALL-CAP VALUE
                                                         SUBACCOUNT(2)     SUBACCOUNT(1)        SUBACCOUNT(2)       SUBACCOUNT(3)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          146    $        1,252       $          187      $           31
     Net realized gain (loss)                                   (1,562)              436                6,178                 690
     Net unrealized appreciation (depreciation)                   (940)           (4,966)              (9,434)             (2,135)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (2,356)           (3,278)              (3,069)             (1,414)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       33,246           173,733               70,109              22,791
     Participant transfers                                       8,951             1,228               28,369              13,255
     Participant withdrawals                                       (42)           (1,709)                (132)                  -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          42,155           173,252               98,346              36,046
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      39,799           169,974               95,277              34,632
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       39,799    $      169,974       $       95,277      $       34,632
                                                        ===============   ===============      ===============     ===============



                                                 See Notes to Financial Statements
                                                               SA-20

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                                                PHOENIX-STATE
                                                                                               STREET RESEARCH        AIM V.I.
                                                        PHOENIX-SENECA    PHOENIX-SENECA          SMALL-CAP           CAPITAL
                                                        MID-CAP GROWTH    STRATEGIC THEME          GROWTH           APPRECIATION
                                                         SUBACCOUNT(2)     SUBACCOUNT(4)       SUBACCOUNT(14)      SUBACCOUNT(14)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (65)   $          (92)      $          (22)     $          (51)
     Net realized gain (loss)                                     (652)               (2)                  25                  40
     Net unrealized appreciation (depreciation)                 (2,365)           (1,962)                (109)               (751)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (3,082)           (2,056)                (106)               (762)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       27,985            29,915                6,125              25,904
     Participant transfers                                         990             4,490                    -               2,161
     Participant withdrawals                                         -             1,010                  (25)                (41)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          28,975            35,415                6,100              28,024
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      25,893            33,359                5,994              27,262
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       25,893    $       33,359       $        5,994      $       27,262
                                                        ===============   ===============      ===============     ===============


                                                                                               FEDERATED FUND
                                                           AIM V.I.       ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                                           PREMIER          LEVERAGED            GOVERNMENT         INCOME BOND
                                                           EQUITY             ALLCAP           SECURITIES II         FUND II
                                                        SUBACCOUNT(11)     SUBACCOUNT(4)       SUBACCOUNT(4)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $            5    $         (113)      $         (484)     $         (225)
     Net realized gain (loss)                                        -                (6)                 (26)                  -
     Net unrealized appreciation (depreciation)                    (96)           (2,956)               3,260               1,899
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations             (91)           (3,075)               2,750               1,674
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        5,778            18,949              192,230              30,516
     Participant transfers                                       2,512            21,604               49,875              32,394
     Participant withdrawals                                        (2)                -                   13                   -
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           8,288            40,553              242,118              62,910
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                       8,197            37,478              244,868              64,584
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $        8,197    $       37,478       $      244,868      $       64,584
                                                        ===============   ===============      ===============     ===============


                                                 See Notes to Financial Statements
                                                               SA-21

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)



                                                             VIP            VIP GROWTH                              MUTUAL SHARES
                                                         CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH          SECURITIES
                                                        SUBACCOUNT(10)     SUBACCOUNT(8)       SUBACCOUNT(12)       SUBACCOUNT(4)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (62)   $           (6)      $         (135)     $          (93)
     Net realized gain (loss)                                        -                 -                  204                  (7)
     Net unrealized appreciation (depreciation)                   (534)              (15)                (792)               (897)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations            (596)              (21)                (723)               (997)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       23,479             1,145               37,137              13,500
     Participant transfers                                       1,639                 -                3,084               3,902
     Participant withdrawals                                         -                 -                 (222)                 (6)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          25,118             1,145               39,999              17,396
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      24,522             1,124               39,276              16,399
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       24,522    $        1,124       $       39,276      $       16,399
                                                        ===============   ===============      ===============     ===============


                                                           TEMPLETON         TEMPLETON           SCUDDER VIT
                                                            FOREIGN           GROWTH             EQUITY 500
                                                          SECURITIES        SECURITIES              INDEX            TECHNOLOGY
                                                         SUBACCOUNT(7)     SUBACCOUNT(4)        SUBACCOUNT(9)       SUBACCOUNT(5)
                                                        ---------------   ---------------      ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                       $         (147)   $          (41)      $          431      $          (84)
     Net realized gain (loss)                                      (19)               (1)                  (9)                 (4)
     Net unrealized appreciation (depreciation)                 (1,528)             (878)              (2,460)             (1,261)
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) resulting from operations          (1,694)             (920)              (2,038)             (1,349)
                                                        ---------------   ---------------      ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       48,610             9,924               63,054              26,770
     Participant transfers                                       7,776             4,887                3,126               4,820
     Participant withdrawals                                        19                 -                    -                 484
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          56,405            14,811               66,180              32,074
                                                        ---------------   ---------------      ---------------     ---------------
     Net increase (decrease) in net assets                      54,711            13,891               64,142              30,725
NET ASSETS
     Beginning of period                                             -                 -                    -                   -
                                                        ---------------   ---------------      ---------------     ---------------
     End of period                                      $       54,711    $       13,891       $       64,142      $       30,725
                                                        ===============   ===============      ===============     ===============


                                                 See Notes to Financial Statements
                                                               SA-22

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)


                                                                              WANGER             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL           SMALLER
                                                             FORTY           SMALL CAP            COMPANIES
                                                         SUBACCOUNT(4)     SUBACCOUNT(2)        SUBACCOUNT(1)
                                                        ---------------   ---------------      ---------------
FROM OPERATIONS
     Net investment income (loss)                       $          (13)   $         (165)      $         (399)
     Net realized gain (loss)                                      -                (109)                (439)
     Net unrealized appreciation (depreciation)                    (56)              947               (4,119)
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) resulting from operations             (69)              673               (4,957)
                                                        ---------------   ---------------      ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            -            50,852              113,238
     Participant transfers                                       3,630             4,290               17,776
     Participant withdrawals                                         -               449                  188
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           3,630            55,591              131,202
                                                        ---------------   ---------------      ---------------
     Net increase (decrease) in net assets                       3,561            56,264              126,245
NET ASSETS
     Beginning of period                                             -                 -                    -
                                                        ---------------   ---------------      ---------------
     End of period                                      $        3,561    $       56,264       $      126,245
                                                        ===============   ===============      ===============










Footnotes for Statements of changes in Net Assets
For the period ended December 31, 2002

(1) From inception May 20 , 2002 to December 31, 2002.           (10) From inception August 1, 2002 to December 31, 2002.
(2) From inception June 17, 2002 to December 31, 2002.           (11) From inception August 19, 2002 to December 31, 2002.
(3) From inception June 20, 2002 to December 31, 2002.           (12) From inception August 23, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.            (13) From inception September 3, 2002 to December 31, 2002.
(5) From inception July 2, 2002 to December 31, 2002.            (14) From inception September 5, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.           (15) From inception October 15, 2002 to December 31, 2002.
(7) From inception July 26, 2002 to December 31, 2002.           (16) From inception October 24, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.           (17) From inception November 1, 2002 to December 31, 2002.
(9) From inception July 31, 2002 to December 31, 2002.


                                                 See Notes to Financial Statements
                                                               SA-23

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time
                                                             consistent with prudent investment risk
---------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely
                                                             correlate to the price movements of a benchmark for U.S.
Rydex Variable Trust Juno Fund                               Treasury debt instruments or futures contract on a
                                                             specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                             Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R) Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $              46,781                 $              1,283
      Phoenix-AIM Mid-Cap Equity Series                                             29,688                                  446
      Phoenix-Alliance/Bernstein Enhanced Index Series                              28,087                                2,387
      Phoenix-Alliance/Bernstein Growth + Value Series                              62,813                                  762
      Phoenix-Duff & Phelps Real Estate Securities Series                          112,348                               24,814
      Phoenix-Engemann Capital Growth Series                                       315,357                               20,517
      Phoenix-Engemann Small & Mid-Cap Growth Series                                55,483                               14,908
      Phoenix-Goodwin Money Market Series                                          179,556                               96,477
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             202,640                               23,121
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                            6,377                                   11
      Phoenix-Janus Flexible Income Series                                         212,767                               11,494
      Phoenix-Kayne Rising Dividends Series                                         64,746                                  394
      Phoenix-Lazard International Equity Select Series                            116,840                               14,601
      Phoenix-Lazard Small-Cap Value Series                                         44,024                               16,998
      Phoenix-Lord Abbett Bond-Debenture Series                                     99,414                               15,979
      Phoenix-Lord Abbett Large-Cap Value Series                                   162,344                                4,206
      Phoenix-Lord Abbett Mid-Cap Value Series                                      17,764                                7,078
      Phoenix-MFS Investors Growth Stock Series                                     77,668                                1,081
      Phoenix-MFS Investors Trust Series                                            24,897                                  139
      Phoenix-MFS Value Series                                                      65,160                                  348
      Phoenix-Northern Dow 30 Series                                                90,498                               77,116
      Phoenix-Northern Nasdaq-100 Index(R) Series                                  198,685                               95,424
      Phoenix-Oakhurst Growth and Income Series                                    150,323                               13,691
      Phoenix-Oakhurst Strategic Allocation Series                                 242,810                               57,368
      Phoenix-Oakhurst Value Equity Series                                         155,837                                4,526
      Phoenix-Sanford Bernstein Global Value Series                                 20,746                                  985
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               159,585                               17,546
      Phoenix-Sanford Bernstein Small-Cap Value Series                             126,170                               17,170
      Phoenix-Seneca Mid-Cap Growth Series                                          58,398                               15,775
      Phoenix-Seneca Strategic Theme Series                                         46,288                                2,665
      Phoenix-State Street Research Small-Cap Growth Series                          8,271                                1,463

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $             111,878                  $            12,355
      AIM V.I. Premier Equity Fund                                                  35,750                                5,919

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     27,696                                6,189

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             613,131                               41,368
      Federated High Income Bond Fund II-- Primary Shares                           68,984                                7,425

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   89,473                                  815
      VIP Growth Opportunities Portfolio                                                 7                                   69
      VIP Growth Portfolio                                                          77,954                                2,815

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 71,502                                  298
      Templeton Foreign Securities Fund                                            132,314                               18,372
      Templeton Growth Securities Fund                                              24,956                                3,220

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                               160,193                                  650

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         13,349                                  492
      Scudder VIT Equity 500 Index Fund                                            336,066                               71,572

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          45,637                               17,259

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                           7,666                                   87
      Wanger International Small Cap                                                72,090                                9,301
      Wanger Twenty                                                                 18,004                                   60
      Wanger U.S. Smaller Companies                                                182,634                               21,295

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
     Accumulation units outstanding                                                                    98,416           47,846
     Unit value                                                                                     $1.124511        $0.863558
     Net assets (thousands)                                                                              $111              $41
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.79%            1.69% (25)
     Total return                                                                                      30.22%          (15.66%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(1)
     Accumulation units outstanding                                                                    59,431           27,046
     Unit value                                                                                     $1.090499        $0.861429
     Net assets (thousands)                                                                               $65              $23
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      26.59%          (16.83%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(15)
     Accumulation units outstanding                                                                    59,104           29,129
     Unit value                                                                                     $0.955712        $0.766694
     Net assets (thousands)                                                                               $56              $22
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                            -            0.48% (25)
     Total return                                                                                      24.65%           (0.42%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(1)
     Accumulation units outstanding                                                                   132,111           60,675
     Unit value                                                                                     $0.964529        $0.774825
     Net assets (thousands)                                                                              $127              $47
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.65%)           0.92% (25)
     Total return                                                                                      24.48%          (20.46%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
     Accumulation units outstanding                                                                   217,687          156,626
     Unit value                                                                                     $1.470368        $1.076866
     Net assets (thousands)                                                                              $320             $169
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.21%            5.11% (25)
     Total return                                                                                      36.54%           (3.16%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                              ------------------------------
SUBACCOUNT                                                                                        2003             2002
----------                                                                                    -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Accumulation units outstanding                                                                407,600           80,565
     Unit value                                                                                  $0.978578        $0.783432
     Net assets (thousands)                                                                           $399              $63
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (1.22%)          (1.24%)(25)
     Total return                                                                                   24.91%           (0.10%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(8)
     Accumulation units outstanding                                                                 50,391            2,527
     Unit value                                                                                  $1.126272        $0.778927
     Net assets (thousands)                                                                            $57               $2
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (1.30%)          (1.27%)(25)
     Total return                                                                                   44.59%            7.64%


     PHOENIX-GOODWIN MONEY MARKET SERIES(6)
     Accumulation units outstanding                                                                363,626          278,764
     Unit value                                                                                  $0.995270        $1.001023
     Net assets (thousands)                                                                           $362             $279
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                    (0.59%)           0.00% (25)(26)
     Total return                                                                                   (0.57%)           0.01%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Accumulation units outstanding                                                                262,379          116,281
     Unit value                                                                                  $1.214454        $1.073370
     Net assets (thousands)                                                                           $319             $125
     Mortality and expense ratio                                                                     1.25%            1.25% (25)
     Net investment income ratio                                                                     5.74%            9.38% (25)
     Total return                                                                                   13.14%            6.22%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(23)
     Accumulation units outstanding                                                                  6,270                -
     Unit value                                                                                  $1.022117                -
     Net assets (thousands)                                                                             $6                -
     Mortality and expense ratio                                                                     1.25% (25)           -
     Net investment income ratio                                                                     7.04% (25)           -
     Total return                                                                                    4.48%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(17)
     Accumulation units outstanding                                                                   181,049            7,402
     Unit value                                                                                     $1.136873        $1.082140
     Net assets (thousands)                                                                              $206               $8
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        3.10%            6.35% (25)
     Total return                                                                                       5.06%            2.36%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(20)
     Accumulation units outstanding                                                                    60,388                -
     Unit value                                                                                     $1.129984                -
     Net assets (thousands)                                                                               $68                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        0.33% (25)           -
     Total return                                                                                      26.22%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                                   131,158           34,261
     Unit value                                                                                     $1.221852        $0.953129
     Net assets (thousands)                                                                              $160              $33
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.14%)          (1.27%)(25)
     Total return                                                                                      28.19%            1.16%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(24)
     Accumulation units outstanding                                                                    20,976                -
     Unit value                                                                                     $1.336520                -
     Net assets (thousands)                                                                               $28                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (0.97%)(25)           -
     Total return                                                                                      10.06%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(19)
     Accumulation units outstanding                                                                    70,218                -
     Unit value                                                                                     $1.230859                -
     Net assets (thousands)                                                                               $86                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        4.90% (25)           -
     Total return                                                                                      14.95%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                                   161,666           21,770
     Unit value                                                                                     $1.270157        $0.987598
     Net assets (thousands)                                                                              $205              $22
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.35%)          (0.56%)(25)
     Total return                                                                                      28.61%            1.89%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(19)
     Accumulation units outstanding                                                                    11,171                -
     Unit value                                                                                     $1.223633                -
     Net assets (thousands)                                                                               $14                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (0.80%)(25)           -
     Total return                                                                                      21.58%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(8)
     Accumulation units outstanding                                                                   135,347           37,405
     Unit value                                                                                     $0.872631        $0.731363
     Net assets (thousands)                                                                              $118              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.28%)          (1.24%)(25)
     Total return                                                                                      19.32%           (2.74%)


     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Accumulation units outstanding                                                                    30,406            1,369
     Unit value                                                                                     $0.957620        $0.791224
     Net assets (thousands)                                                                               $29               $1
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.27%)           0.36% (25)
     Total return                                                                                      21.03%            0.50%


     PHOENIX-MFS VALUE SERIES(13)
     Accumulation units outstanding                                                                    89,044           23,368
     Unit value                                                                                     $1.032287        $0.837293
     Net assets (thousands)                                                                               $92              $20
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        2.41%            5.74% (25)
     Total return                                                                                      23.29%           (0.48%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                                    95,410           74,493
     Unit value                                                                                     $1.014054        $0.806008
     Net assets (thousands)                                                                               $97              $60
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.33%            1.48% (25)
     Total return                                                                                      25.81%           (4.27%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(9)
     Accumulation units outstanding                                                                   258,433          138,032
     Unit value                                                                                     $0.998133        $0.679041
     Net assets (thousands)                                                                              $258              $94
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.25%)(25)
     Total return                                                                                      46.99%            1.71%


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                   208,317           51,199
     Unit value                                                                                     $0.978459        $0.777348
     Net assets (thousands)                                                                              $204              $40
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.05%            1.77% (25)
     Total return                                                                                      25.87%           (2.49%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                                                   380,205          189,644
     Unit value                                                                                     $1.060961        $0.896273
     Net assets (thousands)                                                                              $403             $170
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.44%            2.72% (25)
     Total return                                                                                      18.37%           (9.74%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(4)
     Accumulation units outstanding                                                                   268,875           89,687
     Unit value                                                                                     $0.966800        $0.790336
     Net assets (thousands)                                                                              $260              $71
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.34%)           1.06% (25)
     Total return                                                                                      22.33%          (15.59%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(18)
     Accumulation units outstanding                                                                    20,725                -
     Unit value                                                                                     $1.104725                -
     Net assets (thousands)                                                                               $23                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                        1.70% (25)           -
     Total return                                                                                      28.02%                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                   253,081          111,556
     Unit value                                                                                     $1.188999        $0.854074
     Net assets (thousands)                                                                              $301              $95
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.04%)           0.65% (25)
     Total return                                                                                      39.21%          (15.23%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
     Accumulation units outstanding                                                                   157,084           40,279
     Unit value                                                                                     $1.221468        $0.859797
     Net assets (thousands)                                                                              $192              $35
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.31%)           0.37% (25)
     Total return                                                                                      42.06%          (15.51%)


     PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
     Accumulation units outstanding                                                                    97,520           37,593
     Unit value                                                                                     $0.876276        $0.688767
     Net assets (thousands)                                                                               $85              $26
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.23%)(25)
     Total return                                                                                      27.22%          (13.69%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Accumulation units outstanding                                                                   103,482           48,301
     Unit value                                                                                     $0.936167        $0.690663
     Net assets (thousands)                                                                               $97              $33
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.25%)(25)
     Total return                                                                                      35.55%          (12.98%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(14)
     Accumulation units outstanding                                                                    10,164            5,973
     Unit value                                                                                     $1.520119        $1.003582
     Net assets (thousands)                                                                               $15               $6
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.31%)          (1.27%)(25)
     Total return                                                                                      51.47%           (0.25%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(14)
     Accumulation units outstanding                                                                   150,003           35,248
     Unit value                                                                                     $0.989249        $0.773441
     Net assets (thousands)                                                                              $148              $27
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.24%)(25)
     Total return                                                                                      27.90%            0.76%


     AIM V.I. PREMIER EQUITY FUND(11)
     Accumulation units outstanding                                                                    51,485           11,201
     Unit value                                                                                     $0.903891        $0.731793
     Net assets (thousands)                                                                               $47               $8
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.88%)           1.11% (25)
     Total return                                                                                      23.52%           (8.78%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(4)
     Accumulation units outstanding                                                                    81,400           54,439
     Unit value                                                                                     $0.933052        $0.701321
     Net assets (thousands)                                                                               $76              $37
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.29%)          (1.21%)(25)
     Total return                                                                                      33.04%          (13.02%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Accumulation units outstanding                                                                   759,937          230,299
     Unit value                                                                                     $1.074814        $1.063263
     Net assets (thousands)                                                                              $817             $245
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        1.16%           (1.26%)(25)
     Total return                                                                                       1.09%            4.15%

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
     Accumulation units outstanding                                                                   117,334           64,789
     Unit value                                                                                     $1.203053        $0.996824
     Net assets (thousands)                                                                              $141              $65
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        4.43%           (1.27%)(25)
     Total return                                                                                      20.69%            2.11%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(10)
     Accumulation units outstanding                                                                   115,343           27,542
     Unit value                                                                                     $1.128485        $0.890327
     Net assets (thousands)                                                                              $130              $25
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.12%)          (1.26%)(25)
     Total return                                                                                      26.75%           (0.63%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
     Accumulation units outstanding                                                                     1,366            1,427
     Unit value                                                                                     $1.008436        $0.787585
     Net assets (thousands)                                                                                $1               $1
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.57%)          (1.24%)(25)
     Total return                                                                                      28.04%           (1.79%)


     VIP GROWTH PORTFOLIO(12)
     Accumulation units outstanding                                                                   147,949           55,389
     Unit value                                                                                     $0.929801        $0.709102
     Net assets (thousands)                                                                              $138              $39
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.15%)          (1.25%)(25)
     Total return                                                                                      31.12%           (8.49%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(4)
     Accumulation units outstanding                                                                    90,200           18,846
     Unit value                                                                                     $1.075400        $0.870179
     Net assets (thousands)                                                                               $97              $16
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.56%)          (1.25%)(25)
     Total return                                                                                      23.58%           (8.12%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     TEMPLETON FOREIGN SECURITIES FUND(7)
     Accumulation units outstanding                                                                   182,769           66,040
     Unit value                                                                                     $1.081627        $0.828441
     Net assets (thousands)                                                                              $198              $55
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.26%           (1.25%)(25)
     Total return                                                                                      30.56%           (4.69%)


     TEMPLETON GROWTH SECURITIES FUND(4)
     Accumulation units outstanding                                                                    43,904           17,175
     Unit value                                                                                     $1.055343        $0.808789
     Net assets (thousands)                                                                               $46              $14
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                        0.40%           (1.26%)(25)
     Total return                                                                                      30.48%          (15.80%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(21)
     Accumulation units outstanding                                                                   141,145                -
     Unit value                                                                                     $1.051631                -
     Net assets (thousands)                                                                              $148                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.25%)(25)           -
     Total return                                                                                       2.50%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(22)
     Accumulation units outstanding                                                                    13,617                -
     Unit value                                                                                     $1.068811                -
     Net assets (thousands)                                                                               $15                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.31%)(25)           -
     Total return                                                                                      20.57%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(9)
     Accumulation units outstanding                                                                   369,102           82,396
     Unit value                                                                                     $0.985193        $0.778464
     Net assets (thousands)                                                                              $364              $64
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (0.39%)           1.94% (25)
     Total return                                                                                      26.56%           (3.36%)

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(5)
     Accumulation units outstanding                                                                    95,926           52,170
     Unit value                                                                                     $0.859436        $0.588941
     Net assets (thousands)                                                                               $82              $31
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.22%)(25)
     Total return                                                                                      45.93%           (3.36%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(4)
     Accumulation units outstanding                                                                    11,576            4,008
     Unit value                                                                                     $1.239364        $0.888600
     Net assets (thousands)                                                                               $14               $4
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.04%)          (1.30%)(25)
     Total return                                                                                      39.47%          (13.06%)


     WANGER INTERNATIONAL SMALL CAP(2)
     Accumulation units outstanding                                                                   126,371           64,186
     Unit value                                                                                     $1.288614        $0.876578
     Net assets (thousands)                                                                              $163              $56
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.03%)          (1.26%)(25)
     Total return                                                                                      47.01%          (18.09%)


     WANGER TWENTY(21)
     Accumulation units outstanding                                                                    15,430                -
     Unit value                                                                                     $1.214122                -
     Net assets (thousands)                                                                               $19                -
     Mortality and expense ratio                                                                        1.25% (25)           -
     Net investment income ratio                                                                       (1.26%)(25)           -
     Total return                                                                                       8.09%                -

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                   311,346          150,739
     Unit value                                                                                     $1.184511        $0.837503
     Net assets (thousands)                                                                              $369             $126
     Mortality and expense ratio                                                                        1.25%            1.25% (25)
     Net investment income ratio                                                                       (1.30%)          (1.24%)(25)
     Total return                                                                                      41.43%          (19.62%)



MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.





(1) From inception May 20 , 2002 to December 31, 2002.
(2) From inception June 17, 2002 to December 31, 2002.
(3) From inception June 20, 2002 to December 31, 2002.
(4) From inception July 1, 2002 to December 31, 2002.
(5) From inception July 2, 2002 to December 31, 2002.
(6) From inception July 15, 2002 to December 31, 2002.
(7) From inception July 26, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.
(9) From inception July 31, 2002 to December 31, 2002.
(10) From inception August 1, 2002 to December 31, 2002.
(11) From inception August 19, 2002 to December 31, 2002.
(12) From inception August 23, 2002 to December 31, 2002.
(13) From inception September 3, 2002 to December 31, 2002.
(14) From inception September 5, 2002 to December 31, 2002.
(15) From inception October 15, 2002 to December 31, 2002.
(16) From inception October 24, 2002 to December 31, 2002.
(17) From inception November 1, 2002 to December 31, 2002.
(18) From inception January 2, 2003 to December 31, 2003.
(19) From inception January 8, 2003 to December 31, 2003.
(20) From inception March 6, 2003 to December 31, 2003.
(21) From inception July 11, 2003 to December 31, 2003.
(22) From inception July 15, 2003 to December 31, 2003.
(23) From inception August 7, 2003 to December 31, 2003.
(24) From inception September 2, 2003 to December 31, 2003.
(25) Annualized.
(26) Net investment income ratio is less than 0.00%.

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM        BERNSTEIN        PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN       MID-CAP           ENHANCED             BERNSTEIN
                                                           INTERNATIONAL         EQUITY            INDEX            GROWTH + VALUE
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               47,846             27,046             29,129              60,675
Participant deposits                                              34,182             20,283             32,289              28,257
Participant transfers                                             16,413             12,102                  -              43,192
Participant withdrawals                                              (25)                 -             (2,314)                (13)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     98,416             59,431             59,104             132,111
                                                        ===========================================================================

                                                          PHOENIX-DUFF &        PHOENIX-
                                                            PHELPS REAL         ENGEMANN       PHOENIX-ENGEMANN
                                                              ESTATE            CAPITAL        SMALL & MID-CAP     PHOENIX-GOODWIN
                                                            SECURITIES           GROWTH            GROWTH            MONEY MARKET
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              156,626             80,565              2,527             278,764
Participant deposits                                              34,609            320,115             61,676             155,951
Participant transfers                                             40,346             29,419               (673)            (70,946)
Participant withdrawals                                          (13,894)           (22,499)           (13,139)               (143)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    217,687            407,600             50,391             363,626
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR        MULTI-SECTOR      PHOENIX-JANUS       PHOENIX-KAYNE
                                                              FIXED            SHORT TERM          FLEXIBLE             RISING
                                                              INCOME              BOND             INCOME              DIVIDENDS
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              116,281                  -              7,402                   -
Participant deposits                                              54,131              6,172            125,103              60,525
Participant transfers                                            101,256                 98             57,984                  97
Participant withdrawals                                           (9,289)                 -             (9,440)               (234)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    262,379              6,270            181,049              60,388
                                                        ===========================================================================

                                                                                                                     PHOENIX-LORD
                                                          PHOENIX-LAZARD     PHOENIX-LAZARD      PHOENIX-LORD           ABBETT
                                                           INTERNATIONAL       SMALL-CAP            ABBETT            LARGE-CAP
                                                          EQUITY SELECT          VALUE          BOND-DEBENTURE          VALUE
                                                              SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               34,261                  -                  -              21,770
Participant deposits                                              79,703             12,790             65,669             118,783
Participant transfers                                             17,194              8,186              9,469              21,218
Participant withdrawals                                                -                  -             (4,920)               (105)
                                                        ------------------------------------  -------------------------------------
Accumulation units outstanding, end of period                    131,158             20,976             70,218             161,666
                                                        ====================================  =====================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                              PHOENIX-MFS
                                                           PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                          ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                              VALUE              STOCK              TRUST                VALUE
                                                              SERIES             SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             37,405              1,369              23,368
Participant deposits                                              17,515             59,574             28,718              63,371
Participant transfers                                             (6,344)            38,430                323               2,672
Participant withdrawals                                                -                (62)                (4)               (367)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     11,171            135,347             30,406              89,044
                                                        ===========================================================================

                                                            PHOENIX-       PHOENIX-NORTHERN    PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                            NORTHERN          NASDAQ-100          GROWTH AND           STRATEGIC
                                                             DOW 30            INDEX(R)             INCOME            ALLOCATION
                                                             SERIES             SERIES              SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               74,493            138,032             51,199             189,644
Participant deposits                                              57,247             92,922            130,298             105,522
Participant transfers                                            (23,915)            41,827             39,858             124,131
Participant withdrawals                                          (12,415)           (14,348)           (13,038)            (39,092)
                                                        ---------------------------------------------------------------------------
 Accumulation units outstanding, end of period                    95,410            258,433            208,317             380,205
                                                        ===========================================================================

                                                             PHOENIX-       PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SANFORD
                                                            OAKHURST           BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                              VALUE              GLOBAL            MID-CAP             SMALL-CAP
                                                             EQUITY              VALUE              VALUE                VALUE
                                                             SERIES              SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               89,687                  -            111,556              40,279
Participant deposits                                             116,080              4,356             98,827              61,625
Participant transfers                                             64,025             16,369             54,837              67,392
Participant withdrawals                                             (917)                 -            (12,139)            (12,212)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    268,875             20,725            253,081             157,084
                                                        ===========================================================================

                                                            PHOENIX-            PHOENIX-        PHOENIX-STATE
                                                             SENECA              SENECA        STREET RESEARCH         AIM V.I.
                                                             MID-CAP           STRATEGIC         SMALL-CAP             CAPITAL
                                                             GROWTH              THEME             GROWTH            APPRECIATION
                                                             SERIES              SERIES            SERIES                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               37,593             48,301              5,973              35,248
Participant deposits                                              39,063             46,525              5,110              80,389
Participant transfers                                             35,348             11,067               (918)             34,435
Participant withdrawals                                         (14,484)             (2,411)                (1)                (69)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     97,520            103,482             10,164             150,003
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------


                                                                                  ALGER                             FEDERATED HIGH
                                                             AIM V.I.           AMERICAN        FEDERATED FUND       INCOME BOND
                                                             PREMIER            LEVERAGED          FOR U.S.           FUND II --
                                                              EQUITY             ALLCAP          GOVERNMENT            PRIMARY
                                                               FUND             PORTFOLIO       SECURITIES II           SHARES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               11,201             53,439            230,299              64,789
Participant deposits                                               1,381                  -            311,517              14,753
Participant transfers                                             39,059             32,997            228,173              42,549
Participant withdrawals                                             (156)            (5,036)           (10,052)             (4,757)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     51,485             81,400            759,937             117,334
                                                        ===========================================================================

                                                              VIP             VIP GROWTH             VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO              FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               27,542              1,427             55,389              18,846
Participant deposits                                              83,990                  -             73,840              63,419
Participant transfers                                              3,811                (58)            18,732               7,935
Participant withdrawals                                                -                 (3)               (12)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    115,343              1,366            147,949              90,200
                                                        ===========================================================================

                                                            TEMPLETON          TEMPLETON                              SCUDDER VIT
                                                             FOREIGN             GROWTH         RYDEX VARIABLE      EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES         TRUST JUNO             INDEX
                                                               FUND               FUND               FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               66,040             17,175                  -                   -
Participant deposits                                             101,101              6,300            140,980              13,970
Participant transfers                                             15,766             20,525                165                (353)
Participant withdrawals                                             (138)               (96)                 -                   -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    182,769             43,904            141,145              13,617
                                                        ===========================================================================

                                                           SCUDDER VIT
                                                           EQUITY 500                                                   WANGER
                                                              INDEX            TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                              FUND              PORTFOLIO           FORTY              SMALL CAP
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               82,396             52,170              4,008              64,186
Participant deposits                                             179,721             45,798              3,424              45,324
Participant transfers                                            107,458             16,620              4,144              18,886
Participant withdrawals                                             (473)           (18,662)                 -              (2,025)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    369,102             95,926             11,576             126,371
                                                        ===========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                        -----------------  -----------------
                                                        -----------------   ----------------
Accumulation units outstanding, beginning of period                    -            150,739
Participant deposits                                              15,430            123,127
Participant transfers                                                  -             39,929
Participant withdrawals                                                -             (2,449)
                                                        ------------------------------------
Accumulation units outstanding, end of period                     15,430            311,346
                                                        ====================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                        SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                           PHOENIX-          PHOENIX-                             PHOENIX-ALLIANCE/
                                                           ABERDEEN        ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                                         INTERNATIONAL         ASIA            MID-CAP EQUITY       GROWTH + VALUE
                                                            SERIES            SERIES                SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            26,516            19,383               26,640              75,740
Participant transfers                                           21,330           (19,383)                 406             (15,065)
Participant withdrawals                                              -                 -                    -                   -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                47,846                 -               27,046              60,675
                                                        ==========================================================================

                                                                                               PHOENIX-DUFF &
                                                                             PHOENIX-           PHELPS REAL           PHOENIX-
                                                           PHOENIX-          DEUTSCHE              ESTATE             ENGEMANN
                                                           DEUTSCHE         NASDAQ-100           SECURITIES        CAPITAL GROWTH
                                                         DOW 30 SERIES    INDEX(R) SERIES          SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            68,565           108,896              142,266              96,222
Participant transfers                                            5,928            29,136               14,359             (17,232)
Participant withdrawals                                              -                 -                    1               1,575
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                74,493           138,032              156,626              80,565
                                                        ==========================================================================

                                                                                                  PHOENIX-
                                                           PHOENIX-           PHOENIX-            GOODWIN              PHOENIX-
                                                           ENGEMANN           GOODWIN           MULTI-SECTOR           HOLLISTER
                                                        SMALL & MID-CAP     MONEY MARKET        FIXED INCOME         VALUE EQUITY
                                                         GROWTH SERIES        SERIES               SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                             2,527           489,951               78,843              62,243
Participant transfers                                                -          (190,936)              37,438              27,613
Participant withdrawals                                              -           (20,251)                   -                (169)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                 2,527           278,764              116,281              89,687
                                                        ==========================================================================

                                                         PHOENIX-J.P.                                              PHOENIX-LAZARD
                                                        MORGAN RESEARCH    PHOENIX-JANUS                            INTERNATIONAL
                                                        ENHANCED INDEX    FLEXIBLE INCOME       PHOENIX-JANUS       EQUITY SELECT
                                                            SERIES             SERIES           GROWTH SERIES          SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            28,064             4,162               11,360              34,228
Participant transfers                                                -             3,240               26,045                   -
Participant withdrawals                                          1,065                 -                    -                  33
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                29,129             7,402               37,405              34,261
                                                        ==========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------
                                                         PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT           INVESTORS           PHOENIX-MFS
                                                           LARGE-CAP       GROWTH STOCK        INVESTORS TRUST      PHOENIX-MFS
                                                         VALUE SERIES         SERIES               SERIES           VALUE SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            21,789            16,241                    -              12,496
Participant transfers                                                -                25                1,369              10,887
Participant withdrawals                                            (19)              (55)                   -                 (15)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                21,770            16,211                1,369              23,368
                                                        ==========================================================================

                                                                            PHOENIX-
                                                           PHOENIX-         OAKHURST           PHOENIX-SANFORD     PHOENIX-SANFORD
                                                           OAKHURST         STRATEGIC             BERNSTEIN           BERNSTEIN
                                                          GROWTH AND        ALLOCATION          MID-CAP VALUE      SMALL-CAP VALUE
                                                         INCOME SERIES        SERIES                SERIES              SERIES
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            40,257           189,906               76,009              27,525
Participant transfers                                           10,998             1,632               35,695              12,754
Participant withdrawals                                            (56)           (1,894)                (148)                  -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                51,199           189,644              111,556              40,279
                                                        ==========================================================================

                                                                                                PHOENIX-STATE         AIM V.I.
                                                        PHOENIX-SENECA    PHOENIX-SENECA       STREET RESEARCH        CAPITAL
                                                        MID-CAP GROWTH    STRATEGIC THEME         SMALL-CAP         APPRECIATION
                                                            SERIES             SERIES           GROWTH SERIES           FUND
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            36,315            40,829                5,997              32,680
Participant transfers                                            1,278             6,077                    -               2,621
Participant withdrawals                                              -             1,395                  (24)                (53)
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                37,593            48,301                5,973              35,248
                                                        ==========================================================================

                                                                          ALGER AMERICAN       FEDERATED FUND
                                                           AIM V.I.          LEVERAGED            FOR U.S.         FEDERATED HIGH
                                                           PREMIER            ALLCAP             GOVERNMENT          INCOME BOND
                                                         EQUITY FUND         PORTFOLIO          SECURITIES II          FUND II
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                             7,914            25,544              182,701              31,193
Participant transfers                                            3,289            28,895               47,585              33,596
Participant withdrawals                                             (2)                -                   13                   -
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                11,201            54,439              230,299              64,789
                                                        ==========================================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)


                                                                                        SUBACCOUNT
                                                        --------------------------------------------------------------------------

                                                             VIP            VIP GROWTH
                                                         CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH         MUTUAL SHARES
                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            25,718             1,427               51,471              14,455
Participant transfers                                            1,824                 -                4,224               4,384
Participant withdrawals                                              -                 -                 (306)                  7
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                27,542             1,427               55,389              18,846
                                                        ==========================================================================


                                                           TEMPLETON         TEMPLETON           SCUDDER VIT
                                                            FOREIGN           GROWTH             EQUITY 500          TECHNOLOGY
                                                        SECURITIES FUND   SECURITIES FUND        INDEX FUND          PORTFOLIO
                                                        ---------------   ---------------      ---------------     ---------------
Units outstanding, beginning of period                               -                 -                    -                   -
Participant deposits                                            56,742            11,404               78,612              44,340
Participant transfers                                            9,276             5,771                3,784               6,937
Participant withdrawals                                             22                 -                    -                 893
                                                        --------------------------------------------------------------------------
Units outstanding, end of period                                66,040            17,175               82,396              52,170
                                                        ==========================================================================


                                                                              WANGER             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL           SMALLER
                                                             FORTY           SMALL CAP            COMPANIES
                                                        ---------------   ---------------      ---------------
Units outstanding, beginning of period                               -                 -                    -
Participant deposits                                                 -            57,345              129,922
Participant transfers                                            4,008             6,283               20,564
Participant withdrawals                                              -               558                  253
                                                        ------------------------------------------------------
Units outstanding, end of period                                 4,008            64,186              150,739
                                                        ======================================================

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 1.125% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $876 and $0 for the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $194 and $94 for the years ended December 31, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 1,209,595 shares of Growth Stock valued at $5,807,615 and 1,287,119 shares of Focus Equity valued at $6,179,826 for 1,952,845 shares of Janus Growth outstanding on February 14, 2003. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the Surviving Series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the Surviving Series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the Surviving Series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the Surviving Series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the Surviving Series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or

               PHOENIX SPECTRUM EDGE(SM) (DEATH BENEFIT OPTION 2)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Spectrum Edge(SM) (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers


Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS JUNE 30, 2004

                                TABLE OF CONTENTS

PART I.    FINANCIAL INFORMATION                                                                                    Page

Item 1.    Unaudited Interim Condensed Consolidated Financial Statements:
             Unaudited Interim Condensed Consolidated Balance Sheet at June 30, 2004 (unaudited) and
               December 31, 2003...............................................................................     F-48
             Unaudited Interim Condensed Consolidated Statement of Income, Comprehensive Income and
               Changes in Stockholder's Equity for the six months ended June 30, 2004 and 2003.................     F-49
             Unaudited Interim Condensed Consolidated Statement of Cash Flows for the six months ended
               June 30, 2004 and 2003..........................................................................     F-50
             Notes to Unaudited Interim Condensed Consolidated Financial Statements for the six months ended
               June 30, 2004 and 2003..........................................................................     F-51

                                     PART I.
                              FINANCIAL INFORMATION

ITEM 1. UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

                         PHOENIX LIFE INSURANCE COMPANY
             UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET
                             ($ amounts in millions)
                 JUNE 30, 2004 (UNAUDITED) AND DECEMBER 31, 2003


                                                                                                  2004            2003
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $   12,940.1     $   13,268.8
Equity securities, at fair value........................................................            174.9            184.0
Mortgage loans, at unpaid principal balances............................................            256.4            284.1
Venture capital partnerships, at equity in net assets...................................            249.3            234.9
Affiliate debt and equity securities....................................................             47.7             47.5
Policy loans, at unpaid principal balances..............................................          2,238.7          2,227.8
Other investments.......................................................................            389.7            388.7
                                                                                            ---------------  ---------------
                                                                                                 16,296.8         16,635.8
Available-for-sale debt and equity securities pledged as collateral.....................          1,275.4          1,350.0
                                                                                            ---------------  ---------------
TOTAL INVESTMENTS.......................................................................         17,572.2         17,985.8
Cash and cash equivalents...............................................................            500.1            382.7
Accrued investment income...............................................................            223.7            222.3
Premiums, accounts and notes receivable.................................................            224.6            251.8
Deferred policy acquisition costs.......................................................          1,423.3          1,325.7
Deferred income taxes...................................................................             25.6             30.2
Goodwill and other indefinite-lived intangible assets...................................              5.2              5.2
Other assets............................................................................            117.6            161.9
Separate account and investment trust assets............................................          6,526.4          6,083.2
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $   26,618.7     $   26,448.8
                                                                                            ===============  ===============
LIABILITIES:
Policy liabilities and accruals.........................................................     $   13,069.4     $   13,088.6
Policyholder deposit funds..............................................................          3,542.2          3,642.7
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            303.5            321.0
Non-recourse collateralized obligations.................................................          1,400.7          1,472.0
Separate account and investment trust liabilities.......................................          6,526.4          6,083.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         25,017.2         24,782.5
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES AND COMMITMENTS (NOTES 7 & 8)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................             30.6             27.9
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized and outstanding................             10.0             10.0
Additional paid-in capital..............................................................          1,714.9          1,714.9
Accumulated deficit.....................................................................           (148.4)          (127.5)
Accumulated other comprehensive income (loss)...........................................             (5.6)            41.0
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          1,570.9          1,638.4
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................     $   26,618.7     $   26,448.8
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
          UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME,
                              COMPREHENSIVE INCOME
                       AND CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003


                                                                                                                  2003
                                                                                                 2004           RESTATED
                                                                                            ---------------  ---------------

REVENUES:
Premiums................................................................................     $      470.9     $      494.6
Insurance and investment product fees...................................................            146.9            134.5
Investment income, net of expenses......................................................            533.8            564.4
Net realized investment gains (losses)..................................................             17.7           (118.8)
                                                                                            ---------------  ---------------
TOTAL REVENUES..........................................................................          1,169.3          1,074.7
                                                                                            ---------------  ---------------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends.......................................            686.9            699.2
Policyholder dividends..................................................................            211.2            210.7
Policy acquisition cost amortization....................................................             45.6             53.9
Interest expense on indebtedness........................................................              6.1              6.1
Interest expense on non-recourse collateralized obligations.............................             16.4             25.9
Other operating expenses................................................................            130.0            123.7
                                                                                            ---------------  ---------------
TOTAL BENEFITS AND EXPENSES.............................................................          1,096.2          1,119.5
                                                                                            ---------------  ---------------
Gain (loss) before income taxes and minority interest...................................             73.1            (44.8)
Applicable income taxes (benefit).......................................................             23.4            (24.5)
                                                                                            ---------------  ---------------
Gain (loss) before minority interest....................................................             49.7            (20.3)
Minority interest in net gain (loss) of consolidated subsidiaries.......................             (0.9)            (0.4)
                                                                                            ---------------  ---------------
NET INCOME (LOSS).......................................................................     $       48.8     $      (20.7)
                                                                                            ===============  ===============
COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................................     $       48.8     $      (20.7)
                                                                                            ---------------  ---------------
Net unrealized investment gains (losses)................................................            (69.9)           106.3
Net unrealized foreign currency translation adjustment..................................              0.4              4.8
Net unrealized derivative instruments gains.............................................             22.9             65.0
                                                                                            ---------------  ---------------
OTHER COMPREHENSIVE INCOME (LOSS).......................................................            (46.6)           176.1
                                                                                            ---------------  ---------------
COMPREHENSIVE INCOME....................................................................     $        2.2    $       155.4
                                                                                            ===============  ===============
STOCKHOLDER'S EQUITY:
Stockholder's equity, beginning of period...............................................     $    1,638.4     $    1,511.7
Comprehensive income....................................................................              2.2            155.4
Dividend paid...........................................................................            (69.7)           (44.5)
                                                                                            ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF PERIOD.....................................................     $    1,570.9     $    1,622.6
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
        UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003


                                                                                                                  2003
                                                                                                 2004           RESTATED
                                                                                            ---------------  ---------------

OPERATING ACTIVITIES:
Gain (loss) from continuing operations..................................................     $       48.8     $      (20.7)
Net realized investment gains (losses)..................................................            (17.7)           118.8
Depreciation............................................................................              8.2              7.0
Investment loss.........................................................................            (33.8)           (67.7)
Deferred income taxes (benefit).........................................................             22.4            (31.6)
Decrease in receivables.................................................................             11.9             13.5
Increase in deferred policy acquisition costs...........................................            (43.9)           (46.7)
Increase in policy liabilities and accruals.............................................            148.9            199.9
Other assets and other liabilities net change...........................................             (6.6)            (7.0)
                                                                                            ---------------  ---------------
Cash from continuing operations.........................................................            138.2            165.5
Discontinued operations, net............................................................            (15.1)           (45.0)
                                                                                            ---------------  ---------------
CASH FROM OPERATING ACTIVITIES..........................................................            123.1            120.5
                                                                                            ---------------  ---------------
INVESTING ACTIVITIES:
Investment purchases....................................................................         (1,947.7)        (3,103.6)
Investment sales, repayments and maturities.............................................          2,094.0          2,297.6
Debt and equity securities pledged as collateral purchases..............................            (64.5)            (4.5)
Debt and equity securities pledged as collateral sales..................................             99.8             26.2
Premises and equipment additions........................................................             (3.0)            (5.5)
Premises and equipment disposals........................................................             25.9             --
Discontinued operations, net............................................................             --               (6.7)
                                                                                            ---------------  ---------------
CASH FROM (FOR) INVESTING ACTIVITIES....................................................            204.5           (796.5)
                                                                                            ---------------  ---------------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits......................................................            445.7            899.7
Policyholder deposit fund withdrawals...................................................           (546.2)          (550.9)
Collateralized obligation repayments....................................................            (40.0)           (32.4)
Common stock dividends paid.............................................................            (69.7)           (44.5)
Other financing activities..............................................................             --               --
                                                                                            ---------------  ---------------
CASH FROM (FOR) FINANCING ACTIVITIES....................................................           (210.2)           271.9
                                                                                            ---------------  ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................................            117.4           (404.1)
Cash and cash equivalents, beginning of period..........................................            382.7          1,022.8
                                                                                            ---------------  ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD................................................     $      500.1     $      618.7
                                                                                            ===============  ===============

Included in cash and cash equivalents above is cash pledged as collateral of $14.0 million and $41.3 million at June 30, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
     NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
                     SIX MONTHS ENDED JUNE 30, 2004 AND 2003



1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2003 to conform with 2004 presentation.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2003 audited financial statements.

These interim financial statements for the six months ended June 30, 2004, do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2004 are not necessarily indicative of the results that may be expected for the year 2004. These unaudited financial statements should be read in conjunction with our 2003 audited financial statements.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES AND RESTATEMENT OF PRIOR PERIOD

Other-Than Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, or EITF 03-1 are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material affect on our consolidated financial statements.

Post-retirement Benefits: On May 19, 2004, the Financial Accounting Standards Board, or the FASB, issued FASB Staff Position No. FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, or the FSP. For employers that sponsor post-retirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is immaterial to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46, or FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46-R for Special Purpose Entities, or SPEs, in which we hold a variable interest that we acquired prior to February 1, 2003. FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46-R for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements at June 30, 2004.

Consolidated Collateralized Obligation Trusts: We have restated certain 2003 amounts on our Consolidated Statement of Income, Comprehensive Income and Changes in Stockholder's Equity and our Consolidated Statement of Cash Flows to correct an error related to our method of consolidation for several of our sponsored collateralized obligation trusts, as further described in our 2003 audited financial statements.

Originally reported and restated amounts for the three and six months ended June 30, 2003 follow:

REVISED AND ORIGINALLY REPORTED SELECT FINANCIAL COMPONENTS:                                       SIX MONTHS ENDED
($ amounts in millions)                                                                              JUNE 30, 2003
                                                                                            --------------------------------
                                                                                             AS RESTATED      AS REPORTED
                                                                                            ---------------  ---------------
INCOME STATEMENT DATA
Insurance and investment product fees...................................................     $      134.5     $      135.3
Investment income, net of expenses......................................................            564.4            536.0
Realized investment losses..............................................................           (118.8)          (116.9)
Interest expense on non-recourse collateralized obligations.............................             25.9             --
Net loss................................................................................     $      (20.7)    $      (18.7)

On May 7, 2004, we signed a definitive agreement to sell Phoenix Global Solutions, Inc., our India-based information technology subsidiary, to Tata Consultancy Services, a division of Tata Sons Ltd. This transaction, which is not material to our consolidated financial statements, closed on July 2, 2004.

2. LIFE AND ANNUITY ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                                 SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------

Acquisition costs deferred..............................................................     $       89.5     $      100.6
Costs amortized to expenses:
  Recurring costs related to income ....................................................            (46.4)           (52.2)
  (Cost) credit related to realized investment gains or losses..........................              0.8             (1.7)
Offsets to net unrealized investment gains or losses
  included in other comprehensive income................................................             53.7            (32.8)
                                                                                            ---------------  ---------------
Change in deferred policy acquisition costs.............................................             97.6             13.9
Deferred policy acquisition costs, beginning of period..................................          1,325.7          1,201.8
                                                                                            ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD........................................     $    1,423.3     $    1,215.7
                                                                                            ===============  ===============

We have included in deferred policy acquisition costs the present value of future profits from two major reinsurance assumed transactions. The amounts included at June 30, 2004 and December 31, 2003 follow: Confederation Life ($43.9 million and $36.0 million, respectively) and Valley Forge Life ($34.8 million and $37.4 million, respectively).

POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 6.00% at June 30, 2004 and 4.00% to 6.25% at December 31, 2003, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.1% to 12.3% at June 30, 2004 and 1.0% to 12.3% at December 31, 2003, less administrative charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 36.8% and 38.8% of the face value of total individual life insurance in-force at June 30, 2004 and December 31, 2003, respectively. The premiums on participating life insurance policies were 97.5% and 98.1% of total individual life insurance premiums for the six months ended June 30, 2004 and 2003, respectively.

CLOSED BLOCK

Summarized information on closed block assets and liabilities at June 30, 2004, December 31, 2003 and inception (December 31, 1999) and closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception to June 30, 2004 and the six months ended June 30, 2004 and 2003, follow:

                                                                                                               INCEPTION
CLOSED BLOCK ASSETS AND LIABILITIES:                                            JUNE 30,         DEC 31,        (DEC 31,
($ amounts in millions)                                                          2004             2003            1999)
                                                                            ---------------  --------------- ----------------

Debt securities.........................................................     $    6,736.1     $    6,906.4    $    4,773.1
Equity securities.......................................................             85.7             82.9            --
Mortgage loans..........................................................            214.4            228.5           399.0
Venture capital partnerships............................................             43.1             38.6            --
Policy loans............................................................          1,384.1          1,386.8         1,380.0
Other invested assets...................................................             53.8             46.7            --
                                                                            ---------------  --------------- ----------------
Total closed block investments..........................................          8,517.2          8,689.9         6,552.1
Cash and cash equivalents...............................................            223.7             40.5            --
Accrued investment income...............................................            118.7            120.2           106.8
Receivables.............................................................             48.5             43.0            35.2
Deferred income taxes...................................................            377.0            377.0           389.4
Other closed block assets...............................................             12.7             62.3             6.2
                                                                            ---------------  --------------- ----------------
TOTAL CLOSED BLOCK ASSETS...............................................          9,297.8          9,332.9         7,089.7
                                                                            ---------------  --------------- ----------------
Policy liabilities and accruals.........................................          9,779.9          9,723.1         8,301.7
Policyholder dividends payable..........................................            383.8            369.8           325.1
Policyholder dividend obligation........................................            371.8            519.2            --
Other closed block liabilities..........................................             82.1             63.0            12.3
                                                                            ---------------  --------------- ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................         10,617.6         10,675.1         8,639.1
                                                                            ---------------  --------------- ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............     $    1,319.8     $    1,342.2    $    1,549.4
                                                                            ===============  =============== ================



CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES
IN POLICYHOLDER DIVIDEND OBLIGATIONS:                                                              SIX MONTHS ENDED,
($ amounts in millions)                                                       CUMULATIVE                JUNE 30,
                                                                                FROM         -------------------------------
                                                                              INCEPTION           2004            2003
                                                                            ---------------  --------------- ---------------
CLOSED BLOCK REVENUES
Premiums................................................................     $    4,691.6     $      453.5    $      478.2
Net investment income...................................................          2,492.3            281.1           286.6
Net realized investment gains (losses)..................................            (93.0)             3.7            (2.9)
                                                                            ---------------  --------------- ---------------
TOTAL REVENUES..........................................................          7,090.9            738.3           761.9
                                                                            ---------------  --------------- ---------------
Policy benefits, excluding dividends....................................          4,847.3            486.9           508.9
Other operating expenses................................................             54.7              5.7             5.1
                                                                            ---------------  --------------- ---------------
Total benefits and expenses, excluding policyholder dividends...........          4,902.0            492.6           514.0
                                                                            ---------------  --------------- ---------------
Closed block contribution to income before dividends and income taxes...          2,188.9            245.7           247.9
Policyholder dividends..................................................          1,799.8            210.8           210.5
                                                                            ---------------  --------------- ---------------
Closed block contribution to income before income taxes.................            389.1             34.9            37.4
Applicable income taxes.................................................            136.7             12.3            13.1
                                                                            ---------------  --------------- ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................     $      252.4     $       22.6    $       24.3
                                                                            ===============  =============== ===============

POLICYHOLDER DIVIDEND OBLIGATION
Policyholder dividends provided through earnings........................     $    1,852.3     $      210.8    $      210.5
Policyholder dividends provided through other comprehensive income......            273.2           (159.5)          163.8
                                                                            ---------------  --------------- ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................          2,125.5             51.3           374.3
POLICYHOLDER DIVIDENDS PAID.............................................         (1,695.0)          (184.7)         (187.0)
                                                                            ---------------  --------------- ---------------
Increase (decrease) in policyholder dividend liabilities................            430.5           (133.4)          187.3
Policyholder dividend liabilities, beginning of period..................            325.1            889.0           910.7
                                                                            ---------------  --------------- ---------------
Policyholder dividend liabilities, end of period........................            755.6            755.6         1,098.0
Less: policyholder dividends payable, end of period.....................            383.8            383.8           382.3
                                                                            ---------------  --------------- ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................     $      371.8     $      371.8    $      715.7
                                                                            ===============  =============== ===============

3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                  JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency..............................    $      717.3     $      676.0     $      755.2    $      712.7
State and political subdivision.........................           479.1            448.8            510.3           468.4
Foreign government......................................           280.0            271.3            260.4           239.0
Corporate...............................................         6,966.5          6,783.4          6,763.4         6,410.0
Mortgage-backed.........................................         2,879.5          2,804.8          3,097.5         2,963.4
Other asset-backed......................................         1,617.7          1,616.7          1,882.0         1,863.6
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES.........................................    $   12,940.1     $   12,601.0     $   13,268.8    $   12,657.1
                                                           ===============  ===============  =============== ===============

Amounts applicable to the closed block..................    $    6,736.1     $    6,460.2     $    6,906.4    $    6,471.1
                                                           ===============  ===============  =============== ===============

Lombard International Assurance, S.A....................    $       41.6     $       41.6     $       41.1    $       41.1
Other equity securities.................................           133.3            120.9            142.9           127.3
                                                           ---------------  ---------------  --------------- ---------------
EQUITY SECURITIES.......................................    $      174.9     $      162.5     $      184.0    $      168.4
                                                           ===============  ===============  =============== ===============

Amounts applicable to the closed block..................    $       85.7     $       78.4     $       82.9    $       75.0
                                                           ===============  ===============  =============== ===============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                      JUNE 30, 2004                  DECEMBER 31, 2003
GENERAL ACCOUNT DEBT AND EQUITY SECURITIES:                --------------------------------  -------------------------------
($ amounts in millions)                                        GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency..............................    $       45.0     $       (3.7)    $       44.0    $       (1.5)
State and political subdivision.........................            33.8             (3.5)            43.5            (1.6)
Foreign government......................................            11.4             (2.7)            23.2            (1.8)
Corporate...............................................           282.2            (99.1)           400.4           (47.0)
Mortgage-backed.........................................           102.7            (28.0)           143.4            (9.3)
Other asset-backed......................................            35.4            (34.4)            55.6           (37.2)
                                                           ---------------  ---------------  --------------- ---------------
Debt securities gains (losses)..........................    $      510.5     $     (171.4)    $      710.1    $      (98.4)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET GAINS...............................    $      339.1                      $      611.7            --
                                                           ===============                   ===============
Equity securities gains (losses)........................    $       15.4     $       (3.0)    $       17.4    $       (1.8)
                                                           ===============  ===============  =============== ===============
EQUITY SECURITIES NET GAINS.............................    $       12.4                      $       15.6
                                                           ===============                   ===============

                                                                              JUNE 30, 2004
                                            ---------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED GENERAL
ACCOUNT DEBT AND EQUITY SECURITIES:              LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS            TOTAL
($ amounts in millions)                     --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            --------------------------- -------------------------- --------------------------
DEBT SECURITIES
U.S. government and agency................   $    191.0    $     (3.7)   $     --     $     --      $    191.0   $     (3.7)
State and political subdivision...........         72.2          (3.5)          3.7         --            75.9         (3.5)
Foreign government........................         40.7          (2.3)          9.2         (0.4)         49.9         (2.7)
Corporate.................................      2,183.1         (73.7)        333.3        (25.4)      2,516.4        (99.1)
Mortgage-backed...........................      1,030.6         (26.4)         24.6         (1.6)      1,055.2        (28.0)
Other asset-backed........................        456.2          (7.3)        118.1        (27.1)        574.3        (34.4)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  3,973.8    $   (116.9)   $    488.9   $    (54.5)   $  4,462.7   $   (171.4)
COMMON STOCK..............................         22.7          (2.7)          1.3         (0.3)         24.0         (3.0)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  3,996.5    $   (119.6)   $    490.2   $    (54.8)   $  4,486.7   $   (174.4)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,708.7    $    (64.6)   $    242.7   $    (23.5)   $  1,951.4   $    (88.1)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,287.8    $    (55.0)   $    247.5   $    (31.3)   $  2,535.3   $    (86.3)
                                            ============= ============  ============ ============  ============ =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    163.1    $     (6.7)   $     68.9   $    (14.1)   $    232.0   $    (20.8)
                                            ============= ============= ============ ============= ============ =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.7)                $     (4.6)                $     (7.3)
                                                          =============              ============               =============

These securities are considered to be temporarily impaired at June 30, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

Unrealized losses on below investment grade debt securities held inside the closed block with a fair value of less than 80% of the securities' amortized cost totals $7.1 million at June 30, 2004 ($0.0 after offsets for change in policy dividend obligation). All of these securities have been in an unrealized loss for greater than 12 months.

Unrealized losses on below investment grade debt securities outside the closed block with a fair value less than 80% of the securities' amortized cost totals $10.1 million at June 30, 2004. Of these, $9.6 million ($6.2 million after offsets for taxes and deferred policy acquisition cost amortization) have been in an unrealized loss for greater than 12 months.

VENTURE CAPITAL PARTNERSHIPS

COMPONENTS OF NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                   SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Net unrealized gains on partnership cash and stock distributions........................     $        0.2     $        1.5
Net unrealized gains on partnership investments.........................................             21.8             37.7
Partnership operating expenses..........................................................             (2.6)            (3.8)
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME...................................................................     $       19.4     $       35.4
                                                                                            ===============  ===============
Amounts applicable to the closed block..................................................     $        3.4     $        5.7
                                                                                            ===============  ===============
Amounts applicable to the venture capital segment.......................................     $       16.0     $       29.7
                                                                                            ===============  ===============

The effect of our adjusting estimated partnership results to actual results reflected in partnership financial statements was to increase net investment income by $10.4 million and $33.8 million for the six months ended June 30, 2004 and 2003, respectively.

UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                           JUNE 30,         DEC 31,
($ amounts in millions)                                                                           2004            2003
                                                                                            ---------------  ---------------
UNFUNDED COMMITMENTS
Closed block............................................................................     $       61.1     $       48.3
Venture capital segment.................................................................             55.3             76.7
                                                                                            ---------------  ---------------
TOTAL UNFUNDED COMMITMENTS..............................................................     $      116.4     $      125.0
                                                                                            ===============  ===============
VENTURE CAPITAL PARTNERSHIPS
Closed block............................................................................     $       43.1     $       38.6
Venture capital segment.................................................................            206.2            196.3
                                                                                            ---------------  ---------------
TOTAL VENTURE CAPITAL PARTNERSHIPS......................................................     $      249.3     $      234.9
                                                                                            ===============  ===============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                           SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004            2003
                                                                                            ---------------  ---------------
Contributions...........................................................................     $       26.8     $       24.8
Equity in earnings of partnerships......................................................             19.4             35.4
Distributions...........................................................................            (31.8)           (11.3)
Proceeds from sale of partnership interests.............................................             --              (26.1)
Realized loss on sale of partnership interests..........................................             --              (14.3)
                                                                                            ---------------  ---------------
Change in venture capital partnerships..................................................             14.4              8.5
Venture capital partnership investments, beginning of period............................            234.9            228.6
                                                                                            ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................................     $      249.3     $      237.1
                                                                                            ===============  ===============

AFFILIATE EQUITY SECURITIES

The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at June 30, 2004 and December 31, 2003, was $54.5 million and $54.4 million, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $38.6 million and $38.3 million at June 30, 2004 and December 31, 2003, respectively.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                              SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt securities.........................................................................     $      385.5     $      387.6
Equity securities.......................................................................              1.0              1.2
Mortgage loans..........................................................................             11.3             19.4
Venture capital partnerships............................................................             19.4             35.4
Affiliate equity securities.............................................................              0.2              0.7
Policy loans............................................................................             83.9             85.2
Other investments.......................................................................             20.9             12.5
Cash and cash equivalents...............................................................              1.5              4.4
                                                                                            ---------------  ---------------
Total investment income.................................................................            523.7            546.4
Less: investment expenses...............................................................              8.8              9.6
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................................            514.9            536.8
Debt and equity securities pledged as collateral (Note 5)...............................             18.9             27.6
                                                                                            ---------------  ---------------
NET INVESTMENT INCOME...................................................................     $      533.8     $      564.4
                                                                                            ===============  ===============

Amounts applicable to the closed block..................................................     $      281.1     $      286.6
                                                                                            ===============  ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES AND TYPES OF NET REALIZED INVESTMENT GAINS (LOSSES):                                   SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt security impairments...............................................................     $       (4.0)    $      (45.4)
Equity security impairments.............................................................             --               (1.1)
Mortgage loan impairments...............................................................             --               (3.2)
Venture capital partnership impairments.................................................             --               (4.6)
Affiliate equity security impairments...................................................             --              (96.9)
Other invested asset impairments........................................................             --               (9.9)
Debt and equity securities pledged as collateral impairments............................             (8.3)            (1.9)
                                                                                            ---------------  ---------------
IMPAIRMENT LOSSES.......................................................................            (12.3)          (163.0)
                                                                                            ---------------  ---------------
Debt security transaction gains.........................................................             19.2             70.3
Debt security transaction losses........................................................             (6.1)           (23.8)
Equity security transaction gains.......................................................             13.8             15.6
Equity security transaction losses......................................................             (0.9)           (10.4)
Mortgage loan transaction gains (losses)................................................              0.2             (0.8)
Venture capital partnership transaction losses..........................................             --               (9.7)
Other invested asset transaction gains..................................................              3.8              3.0
                                                                                            ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................................             30.0             44.2
                                                                                            ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................................     $       17.7     $     (118.8)
                                                                                            ===============  ===============
Net realized investment gains (losses)..................................................     $       17.7     $     (118.8)
                                                                                            ---------------  ---------------
Applicable closed block policyholder dividend obligation (reduction)....................              7.3             (1.0)
Applicable deferred acquisition costs (benefit).........................................             (0.8)             1.7
Applicable deferred income taxes (benefit)..............................................              5.9            (45.9)
                                                                                            ---------------  ---------------
Offsets to realized investment gains (losses)...........................................             12.4            (45.2)
                                                                                            ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME...........................     $        5.3     $      (73.6)
                                                                                            ===============  ===============
UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                                SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Debt securities.........................................................................     $     (272.6)    $      254.3
Equity securities.......................................................................             (3.2)             8.8
Debt and equity securities pledged as collateral........................................            (27.5)            64.0
Other investments.......................................................................             (0.4)            (0.8)
                                                                                            ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS...............................................     $     (303.7)    $      326.3
                                                                                            ===============  ===============

Net unrealized investment gains.........................................................     $     (303.7)    $      326.3
                                                                                            ---------------  ---------------
Applicable closed block policyholder dividend obligation (reduction)....................           (157.9)           163.7
Applicable deferred policy acquisition costs............................................            (53.7)            32.8
Applicable deferred income taxes (benefit)..............................................            (22.2)            23.5
                                                                                            ---------------  ---------------
Offsets to net unrealized investment gains..............................................           (233.8)           220.0
                                                                                            ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................................     $      (69.9)    $      106.3
                                                                                            ===============  ===============


4. INDEBTEDNESS

Our surplus notes are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million at both June 30, 2004 and December 31, 2003. The fair value was $187.4 million and $188.8 million at June 30, 2004 and December 31, 2003, respectively.

Interest expense on our indebtedness was $6.1 million for each of the six months ended June 30, 2004 and 2003, respectively.


5. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.1 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $3.4 million and $3.2 million for the six months ended June 30, 2004 and 2003, respectively. The collateralized obligation trusts reside in bankruptcy remote special-purpose entities, or SPEs, for which we provide neither recourse nor guarantees. Accordingly, our sole financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $76.1 million at June 30, 2004.

We consolidated three collateralized obligation trusts as of June 30, 2004 and 2003. As of June 30, 2004, our direct investment in the three consolidated collateralized obligation trusts is $26.9 million, $20.0 million of which is an investment grade debt security. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $1.7 million and $1.1 million for the six months ended June 30, 2004 and 2003, respectively, related to these three consolidated collateralized obligation trusts.

Five variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account direct investment in these unconsolidated variable interest entities is $49.5 million, $34.7 million of which are investment grade debt securities at June 30, 2004. Our asset management affiliates recognized investment advisory fee revenues related to the five unconsolidated variable interest entities of $1.7 million and $2.1 million for the six months ended June 30, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                       JUNE 30,         DEC 31,
($ amounts in millions)                                                                          2004             2003
                                                                                            ---------------  ---------------

ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...........................................................................     $      115.2     $      148.8
Phoenix CDO II..........................................................................            314.1            332.6
Phoenix-Mistic 2002-1 CDO, Ltd..........................................................            936.2            963.4
                                                                                            ---------------  ---------------
TOTAL...................................................................................     $    1,365.5     $    1,444.8
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).....................................................     $      152.8     $      183.2
Phoenix CDO II (December 2012 mandatorily redeemable)...................................            356.3            375.6
Phoenix-Mistic 2002-1 CDO, Ltd. (September 2014 maturity)...............................            891.6            913.2
                                                                                            ---------------  ---------------
TOTAL...................................................................................     $    1,400.7     $    1,472.0
                                                                                            ===============  ===============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,275.4 million and $1,350.0 million at June 30, 2004 and December 31, 2003, respectively. In addition, cash and accrued investment income of $90.1 million and $94.8 million are included in these amounts at June 30, 2004 and December 31, 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,303.9 million and $1,344.3 million at June 30, 2004 and December 31, 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $96.8 million (notional amount of $1,111.1 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at June 30, 2004 and December 31, 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities are $24.2 million and $22.3 million at June 30, 2004 and December 31, 2003, respectively.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                              JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                              FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

Debt securities pledged as collateral...................    $    1,274.4     $    1,200.0     $    1,348.8    $    1,247.4
Equity securities pledged as collateral.................             1.0              1.0              1.2             0.7
                                                           ---------------  ---------------  --------------- ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL.................................    $    1,275.4     $    1,201.0     $    1,350.0    $    1,248.1
                                                           ===============  ===============  =============== ===============

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                   JUNE 30, 2004                  DECEMBER 31, 2003
($ amounts in millions)                                    --------------------------------  -------------------------------
                                                                GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

Debt securities pledged as collateral...................    $      102.7     $      (28.3)    $      129.7    $      (28.3)
Equity securities pledged as collateral.................             0.6             (0.6)             0.7            (0.2)
                                                           ---------------  ---------------  --------------- ---------------

TOTAL...................................................    $      103.3     $      (28.9)    $      130.4    $      (28.5)
                                                           ===============  ===============  =============== ===============
NET UNREALIZED GAINS....................................    $       74.4                      $      101.9
                                                           ===============                   ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts, which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

The amount of derivative cash flow hedge ineffectiveness recognized for the six months ended June 30, 2004 and 2003 is $(0.5) million and $0.0 million, respectively. See Note 3 to these consolidated financial statements for information on realized investment losses related to these CDOs.

6. PENSION AND OTHER POST-RETIREMENT BENEFITS

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

COMPONENTS OF PENSION BENEFIT COSTS:                                                           SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                     --------------------------------
                                                                                                  2004             2003
                                                                                            ---------------  ---------------

Service cost............................................................................     $        6.0     $        6.8
Interest cost...........................................................................             16.2             16.0
Expected return on plan assets..........................................................            (15.2)           (13.4)
Net (gain) loss amortization............................................................              2.2              2.4
Prior service cost amortization.........................................................              0.5              1.0
Net transition asset information                                                                     (1.2)            (1.2)
Loss on curtailment.....................................................................              0.6             --
                                                                                            ---------------  ---------------
PENSION BENEFIT COST....................................................................     $        9.1     $       11.6
                                                                                            ===============  ===============

COMPONENTS OF OTHER POST-RETIREMENT BENEFIT COSTS:                                             SIX MONTHS ENDED JUNE 30,
($ amounts in millions)                                                                           2004            2003
                                                                                            ---------------  ---------------

Service cost............................................................................     $        0.8     $        1.2
Interest cost...........................................................................              2.2              3.0
Net gain amortization...................................................................             --               (0.4)
Prior service cost amortization                                                                      (1.1)            (0.2)
Gain on curtailment.....................................................................             (7.4)            --
                                                                                            ---------------  ---------------
OTHER POST-RETIREMENT BENEFIT COST......................................................     $       (5.5)    $        3.6
                                                                                            ===============  ===============


7. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $160.0 million as of June 30, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $145.0 million as of June 30, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the three and six months ended June 30, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes amount ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada, or Sun Life, and Cologne Life Reinsurance Company, or Cologne Life, a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with two of our own retrocessionaires, which have sought on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we had three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $49.0 million, subject to further development.

The dispute with the other retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. The arbitration proceedings are in the preliminary stages. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $90.0 million, subject to further development.

The dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of June 30, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).


8. COMMITMENTS

On July 29, 2004, we announced the signing of a $122.0 million seven-year information technology infrastructure services agreement with EDS. We expect to realize $65.0 to $70.0 million in expense savings over the course of the contract after incurring $9.0 to $11.0 million of after-tax transition costs through early 2005.


9. STATUTORY CAPITAL AND SURPLUS

Phoenix Life's statutory basis capital and surplus (including asset valuation reserve) decreased from $961.5 million at December 31, 2003 to $924.6 million at June 30, 2004. Phoenix Life's statutory loss from operations was $14.9 million for the six months ended June 30, 2004.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements.

               Consolidated financial information is included in Part A. The financial statements are included in Part B. (b) Exhibits.

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

               (2)     Not Applicable.

               (3)     Distribution of Policies

                  (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                  (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker/Dealers with respect to the Sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

               (4)(a) Form of Contract (Big Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via Edgar with Registrant's Post-Effective Amendment No. 26 filed on April 30, 1997.

                  (b) Form of Contract (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via Edgar Post-Effective Amendment No. 26 filed on April 30, 1997.

                  (c) Form of Contract (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                  (d) Form of Contract (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                  (e) Form of Contract (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                  (f) Form of Contract (Phoenix Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (5)(a) Form of Application (Big Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                  (b) Form of Application (Big Edge Plus) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                  (c) Form of Application (Group Strategic Edge) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 filed via Edgar on April 30, 1997.

                  (d) Form of Application (Big Edge Choice for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed via Edgar on February 28, 1997.

                  (e) Form of Application (The Phoenix Edge-VA for New York) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed via Edgar on November 29, 1999.

                  (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via Edgar with Post-Effective Amendment No. 34 on September 13, 2001.

               (6)(a) Amended and Restated Charter of Phoenix Life Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

                  (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, effective January 1, 2003, is incorporated by reference to Registrant's Post-Effective Amendment 42 filed via Edgar on April 30, 2004.

               (7)     Not Applicable.

               (8)     Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Counsel, is filed herewith

               (10)(a) Written Consent of PricewaterhouseCoopers LLP. filed herewith.

                   (b) Written Consent of Brian A. Giantonio, Esq. filed
                       herewith.

               (11)    Not Applicable.

               (12)    Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           2150 Elmwood Ave.
           Buffalo, NY 14207
           ----------------------------------------------------------------------------------------------------------
           Jean S. Blackwell                               Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           1900 Selwyn Ave.
           Charlotte, NC 28274
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           1100 Huntington Ave.
           Boston, MA 02199
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           475 Park Ave., So.
           19th Floor
           New York, NY 10016-6901
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           1033 Massachusetts Ave.
           Cambridge, MA 02138
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           125 West 55th Street
           New York, NY 70019-5389
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray                                Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           1271 Avenue of the Americas (Rm. 39-01)
           New York, NY 10020
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           1331 Pennsylvania Avenue, N.W.
           Suite 600
           Washington, D.C. 20004
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           90 Park Avenue
           New York, NY 10016
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           30 Rockefeller Plaza
           New York, NY 10020`
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
           The Phoenix Companies, Inc.                     Officer, and President
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President, Wholesaling Distribution &
                                                           Marketing
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity Products and
                                                           Operations
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------

           *   The principal business address of this individual is One American Row, Hartford, CT 06102
           **  The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
           *** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
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Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
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--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.    NUMBER OF CONTRACT OWNERS

     On September 30, 2004, there were 20,115 qualified and 14,701 nonqualified contracts.

ITEM 28.    INDEMNIFICATION

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Company provides that:

     To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.

           (a) PEPCO serves as the principal underwriter for the following entities:

               Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

           (b) Directors and Officers of PEPCO.

               NAME                                    POSITION
               ----                                    --------

               Daniel T. Geraci*                       Director
               Michael J. Gilotti***                   Director
               Michael E. Haylon*                      Director
               James D. Wehr**                         Director
               Nancy J. Engberg*                       Vice President, Chief Compliance Officer and
                                                       Anti-Money Laundering Officer
               John H. Beers*                          Vice President and Secretary
               Glenn H. Pease**                        Vice President, Finance and Treasurer
               John F. Sharry**                        President, Private Client Group
               Frank G. Waltman**                      Sr. Vice President and Chief Administrative Officer

               *   The business address of this individual is One American Row, Hartford, CT 06102
               **  The business address of this individual is 56 Prospect Street, Hartford, CT 06115
               *** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

           (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 31.    MANAGEMENT SERVICES

     Not applicable.

ITEM 32.    UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 8th day of October, 2004.

                           PHOENIX LIFE INSURANCE COMPANY

                           By:  _________________
                                Dona D. Young*
                                Chairman of the Board, Chief Executive Officer and President

                           PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                           By:  _________________
                                Dona D. Young*
                                Chairman of the Board, Chief Executive Officer and President
                                Phoenix Life Insurance Company

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 8th day of October, 2004.

       SIGNATURE                     TITLE
       ---------                     -----

________________________________     Director
*Sal H. Alfiero

________________________________     Director
*Jean S. Blackwell

________________________________     Director
*Peter C. Browning

________________________________     Director
*Arthur P. Byrne

________________________________     Director
*Sanford Cloud, Jr.

________________________________     Director
*Richard N. Cooper

________________________________     Director
*Gordon J. Davis

________________________________     Director
*Ann Maynard Gray

________________________________     Director
*John E. Haire

________________________________     Director
*Jerry J. Jasinowski

       SIGNATURE                     TITLE
       ---------                     -----

________________________________     Director
*Thomas S. Johnson

________________________________     Director
*Marilyn E. LaMarche

________________________________     Director
*Robert G. Wilson

________________________________     Director, Chairman of the Board, Chief
 *Dona D. Young                      Executive Officer and President

By:/s/ John H. Beers
   -----------------------------
   *John H. Beers, as Attorney in Fact pursuant to Powers of Attorney on file with the Depositor.










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